N-2	Jul. 24, 2026 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001589390
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Evanston Multi-Alpha Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class A Shares	Class I Shares
Shareholder Transaction Expenses
Maximum Sales Load (as a percentage of the offering price per Share)(1)	3.00%	None
Early Repurchase Fee(2)	3.00%	3.00%

(1)      Any sales load will reduce the amount of an investor’s initial or subsequent investment in the Fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the Fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Adviser.

(2)      If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year then such repurchase will be subject to a 3.00% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fee	1.00%	1.00%
Distribution and Service Fee(3)	0.75%	None
Other Expenses(4)	0.91%	0.91%
Acquired Fund (Portfolio Fund) Fees and Expenses(5)	6.63%	6.63%
Total Annual Fund Operating Expenses	9.29%	8.54%
Expense Limitations
Expense Reimbursement(6)	0.41%	0.41%
Total Annual Fund Operating Expenses After Expense Reimbursement(7)	8.88%	8.13%

(3)      In connection with Class A Shares of the Fund, the Fund pays a Distribution and Service Fee equal to 0.75% per annum of the aggregate value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable quarterly. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the Fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.

(4)      “Other Expenses” include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses. See “Management of the Fund — Administration, Transfer Agent, Custodian and Other Service Provider Fees”.

(5)      Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. The “Acquired Fund (Portfolio Fund) Fees and Expenses” represent fees and expenses of the Portfolio Funds in which the Fund invested during the period ended March 31, 2026. Generally, fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 3% (annualized) of the average NAV of the Fund’s investment. In addition, Portfolio Fund Managers charge an incentive allocation or fee generally ranging from 15% to 35% of a Portfolio Fund’s net profits, although it is possible on occasion that such ranges may be higher for certain Portfolio Fund Managers. The Portfolio Funds held by the Fund will change, which will impact the calculation of the “Acquired Fund (Portfolio Fund) Fees and Expenses.”

(6)     Up to and including August 13, 2027, the Adviser and the Sub-Adviser have contractually agreed to limit the total annualized operating expenses of the Fund (excluding any borrowing and investment-related costs and fees, taxes, extraordinary expenses and “Acquired Fund (Portfolio Fund) Fees and Expenses”) to 0.50% with respect to the Class I Shares and 1.25% with respect to the Class A Shares (due to the Distribution and Service Fee) (the “Expense Limitation Agreement”). Thereafter, the Expense Limitation Agreement may be renewed for successive one-year terms at the option of the Adviser and the Sub-Adviser. In addition, the Adviser and the Sub-Adviser are permitted to recover fees and expenses they have waived or borne pursuant to the Expense Limitation Agreement from the applicable class or classes of Shares (whether through reduction of the Management Fee or otherwise) in later periods to the extent that the Fund’s expenses with respect to the applicable class of Shares fall below the annual rate of 0.50% with respect to Class I Shares or 1.25% with respect to Class A Shares. Moreover, pursuant to certain prior expense limitation agreements (each, a “Prior Expense Limitation Agreement”), the Sub-Adviser is permitted to recover fees and expenses it has waived or borne pursuant to such Prior Expense Limitation

Agreement from the applicable class or classes of shares (whether through reduction of its fees or otherwise) to the extent that the Fund’s expenses with respect to the applicable class of shares fall below the annual rate set forth in such Prior Expense Limitation Agreement pursuant to which such fees and expenses were waived or borne; provided, however, that the Fund is not obligated to pay any such reimbursed fees or expenses more than three years after the date on which the fee or expense was borne by the Sub-Adviser. Any such recovery by the Adviser or the Sub-Adviser will not cause the Fund to exceed the annual limitation rate set forth above.

(7)      The “Total Annual Fund Operating Expenses After Expense Reimbursement” disclosed above will differ significantly from the Fund’s expense ratio (the ratio of expenses to average net assets) that will be included in the audited financial statements in the Fund’s annual report. The financial statements will depict the Fund’s expenses but will not include “Acquired Fund (Portfolio Fund) Fees and Expenses,” which is required to be included in the above table by the Securities and Exchange Commission (the “SEC”).

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE

The following Example assumes (i) a $1,000 investment in Class A Shares and Class I Shares for the time periods indicated, (ii) a 5.00% return each year and (iii) that the operating expenses of Class A Shares and Class I Shares remain the same.

You would pay the following fees and expenses on a $1,000 investment in the Fund, assuming a 5.00% annual return:

	Cumulative Expenses Paid for the Period Of:
Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$114	$280	$432	$759
Class I Shares	$80	$240	$388	$716

Purpose of Fee Table , Note [Text Block]

The following fee table and Example summarize the aggregate expenses of each class of Shares of the Fund and are intended to assist investors in understanding the costs and expenses that they will bear directly or indirectly by investing in Shares of the Fund. The expenses associated with investing in a “fund of funds,” such as the Fund, are generally higher than those of other types of funds that do not invest primarily in other investment vehicles. This is because the shareholders of a fund of funds also indirectly pay a portion of the fees and expenses, including performance-based compensation, charged at the underlying fund level. Those fees and expenses are described below in “Risk Factors — Principal Risk Factors Relating to the Fund’s Structure — Investments in Other Funds.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price per Share
Other Expenses, Note [Text Block]	“Other Expenses” include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses. See “Management of the Fund — Administration, Transfer Agent, Custodian and Other Service Provider Fees”.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Principal Strategies

Investment Objective

The Fund’s investment objective is to seek attractive long-term risk adjusted returns. The Fund seeks to achieve its objective by investing substantially all of its assets in Portfolio Funds — i.e., investment vehicles often referred to as “hedge funds” — managed by Portfolio Fund Managers. Many of the Portfolio Funds in which the Fund invests seek to achieve their investment objectives with minimal correlation with traditional equity or fixed income indices.

For temporary or defensive purposes, the Fund may also invest its assets in cash, cash equivalents, and high-quality debt instruments, and it may also employ derivative strategies for hedging purposes.

Except as otherwise stated in this Prospectus or in the SAI, the investment policies and restrictions of the Fund are not fundamental and may be changed at the discretion of the Board. The Fund’s fundamental investment policies are listed in the SAI.

Investment Strategies

The following general descriptions summarize certain investment strategies that may be pursued by Portfolio Funds selected by the Sub-Adviser for the Fund. These descriptions are not intended to be complete explanations of the strategies described or a list of all possible investment strategies or methods that may be used by the Portfolio Funds. The Fund will invest directly in Portfolio Funds organized in, located in or managed from countries other than the U.S. and that are treated as corporations for U.S. tax purposes and that will generally be treated as PFICs for federal income tax purposes. The Fund may also invest directly in Portfolio Funds organized in, located in or managed from the U.S.

Long/Short Equity Strategies.    Long/short equity strategies seek to profit by taking positions in equities and generally involve fundamental analysis in the investment decision process. Long/short equity strategies may aim to have a net long directional bias (“long-biased”), a net short directional bias (“short-biased”) or be neutral to general movements in the stock market (“market-neutral”). Long/short equity Portfolio Fund Managers tend to be “stock pickers” and typically manage market exposure by shifting allocations between long and short investments depending on market conditions and outlook. In implementing short selling strategies, the Portfolio Fund Manager sells securities which have been borrowed from a broker or other securities lender in anticipation of a decline in price. Long/short equity strategies may comprise investments in one or multiple countries, including emerging markets and one or multiple sectors. In specific sector investing, a Portfolio Fund typically focuses on investing in the securities of companies within a particular industry or industry segment, drawing upon a Portfolio Fund Manager’s particular expertise. In addition, certain Portfolio Funds may concentrate their portfolios in one or a few industry sectors or regions or take activist positions. Activist Portfolio Funds may take sizeable positions in a company and then use their ownership to implement management changes or a restructuring of the company’s balance sheet.

Long-biased strategies in basic terms seek to maintain a net long exposure to the market through a combination of long and short positions. Unlike a long-only strategy, a long-biased strategy attempts to provide some downside protection against overall market declines by utilizing short positions and/or attempts to increase its returns by shorting stocks that the manager believes will decrease in value. Short-biased strategies in basic terms seek to maintain a net short exposure to the market through a combination of short and long positions. A dedicated short bias investment strategy attempts to capture profits when the overall market, or the specific short positions held by a Portfolio Fund, declines by holding investments that are overall biased to the short side. Market-neutral strategies in basic terms, seek to profit from both increasing and decreasing prices in a single or numerous markets. Market-neutral strategies are often attained by taking matching long and short positions in different securities in order to attempt to profit from positive movements in long positions and negative movements in short positions while maintaining an overall neutral position to general movements in the stock market.

Event Driven Strategies.    Event Driven strategies involve investing in opportunities created by significant transaction events, such as spin-offs, mergers and acquisitions, and reorganizations. Event Driven strategies include, but are not limited to, risk arbitrage, distressed situations investing, special situations, and opportunistic investing. In implementing a Risk Arbitrage strategy, the Portfolio Fund acquires securities of companies which are potentially subject to an acquisition, exchange offer, tender offer, or reorganization, and assesses the probability that the transaction in question will be consummated through an evaluation of, among other things, shareholder behavior, distribution of voting rights, regulatory response, the possibility of litigation, and the behavior of incumbent management. In distressed situations investing, the Portfolio Fund invests in the securities of highly leveraged or financially troubled companies or nations, including those in bankruptcy proceedings, reorganizations, or liquidation, in anticipation of substantial gains if the issuer is restored to financial viability. In special situations, Portfolio Funds seek to capitalize on price anomalies created by special situations such as company spin-offs or rights offerings. In opportunistic investing, Portfolio Funds seek to exploit price dislocations in times of market stress.

Relative Value Strategies.    Relative value strategies seek to profit by exploiting pricing inefficiencies between related instruments while remaining long-term neutral to directional price movements in any one market. Every relative value strategy consists of an exposure to some second order aspect of the market, such as implied volatility (or premium) in convertible bonds and warrants, the yield spread between similar-term government bonds, the yield or swap spread between government and corporate bonds, trending markets which may trigger option exercises, stop-losses, or capitulation, short-term price dislocations between related securities triggered by unusual volume in one or multiple securities, or the price spread between different classes of stock issued by the same underlying company. The returns from these relative value strategies are derived from those second order risks.

The underlying concept in a relative value strategy is that a Portfolio Fund is purchasing a security that is expected to appreciate while simultaneously selling short a related security that is expected to depreciate. Accordingly, short selling is an integral part of this strategy. Portfolio Funds employing a relative value strategy may invest in various instruments including equity, debt, asset-backed securities, mortgage-backed securities, futures, options and other listed and over-the-counter derivatives (See “Relative Value Strategy Risks” and “Short Sales of Securities Risks”).

Global Asset Allocation Strategies.    Global Asset Allocation strategies seek to exploit opportunities in various global markets. Portfolio Funds employing these strategies have a broad mandate to invest in those markets and instruments which they believe provide the best opportunity. At any given time, a Portfolio Fund employing a global macro strategy may take positions in currencies, sovereign bonds, global equities and equity indices or commodities. A Portfolio Fund employing a global asset allocation strategy may elect to take outright, directional positions or, depending on the Portfolio Fund Manager’s own expertise and the risk-return profile of the markets in which it is trading, it may implement a strategy where a long position or set of positions is dynamically paired off against a short position or set of positions.

Investment Process

The Sub-Adviser is responsible for the allocation of assets to various Portfolio Funds, subject to oversight by the Sub-Adviser and policies adopted by the Board. The Sub-Adviser has an Investment Committee that is charged with overseeing the investments in, and redemptions from, Portfolio Funds. However, Mr. Adam Blitz and Ms. Kristen VanGelder are primarily responsible for determining the amount of the Fund’s assets to be invested in, or redeemed from, a Portfolio Fund.

The Sub-Adviser seeks to achieve capital appreciation while seeking to limit risk by investing in a varied portfolio of Portfolio Funds. In managing the Fund’s portfolio, the Sub-Adviser seeks to invest in Portfolio Funds that have an investment strategy and process which leads the Sub-Adviser to believe that the Portfolio Fund Managers will achieve above average returns in the future. In addition, the Sub-Adviser seeks Portfolio Funds managed by Portfolio Fund Managers with solid business models, personnel and general management skills and whose interests are aligned with the investors in their Portfolio Funds.

The Sub-Adviser sources ideas for potential investments primarily from three areas: prime brokers, other hedge fund investors, and Portfolio Fund Managers (collectively, the Sub-Adviser’s “network”). In this effort, the Sub-Adviser is aided by the team’s deep institutional investment management experience, which has helped to cultivate strong relationships among and across this network. By maintaining regular relationships with these parties, the Sub-Adviser can identify new Portfolio Funds, especially with regard to the few top-tier hedge fund launches that occur every year. The Sub-Adviser generally favors Portfolio Funds that have in the past demonstrated a consistent ability to achieve above average returns. However, the Sub-Adviser may include newly formed, or emerging, Portfolio Funds in the Fund’s portfolio.

The selection of Portfolio Funds is primarily an exercise to identify and understand an investment thesis and process, combined with the assessment of human intellect and character. Regardless of how superior a Portfolio Fund Manager’s investment thesis, process or performance relating to its Portfolio Fund, the Sub-Adviser will only select Portfolio Funds which it believes are of the highest quality.

From time to time, the Sub-Adviser may identify an opportunistic potential investment in a Portfolio Fund that may only be available for a limited period of time due to capacity of such Portfolio Fund becoming unexpectedly available. Such limited-time investment opportunities generally arise in unusual circumstances such as in times of significant market volatility. Although the Sub-Adviser, when selecting Portfolio Funds, generally undertakes the multi-step process described in the section below captioned “Investment Selection and Monitoring,” the Sub-Adviser may be unable to complete every facet contemplated by such process in the limited timeframe available to consummate such an opportunistic investment. Notwithstanding anything to the contrary in this Prospectus, the Sub-Adviser may cause the Fund to make such an opportunistic investment in a Portfolio Fund without having completed the full evaluation process described in this Prospectus (although the Sub-Adviser will in such cases endeavor to fully complete such process as soon thereafter as reasonably practicable).

Risk Factors [Table Text Block]

RISK FACTORS

Principal Risk Factors Relating to the Fund’s Structure

Risk of Loss.    All securities investments risk the loss of capital. The Adviser believes that the Fund’s investment program should mitigate this risk through careful selection and monitoring of the Fund’s investments, but an investment in the Fund is nevertheless subject to loss, including possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time.

Reliance on the Adviser and Sub-Adviser.    The Adviser provides advisory and certain administrative services to the Fund, including oversight of the Sub-Adviser. The Sub-Adviser is responsible for the day-to-day portfolio management of the Fund’s portfolio, including the allocation of investments in the various Portfolio Funds, subject to oversight by the Adviser and policies adopted by the Board. The success of the Fund will depend, in large part, upon the respective capabilities and expertise of the Adviser and the Sub-Adviser. The Adviser sponsors registered investment companies designed to provide investors with access to institutional-caliber alternative investments, by partnering with established alternative asset managers selected from numerous alternative credit managers, hedge fund managers and private debt and equity firms to sub-advise the Adviser’s funds. As of March 31, 2026, the Adviser managed approximately $763 million in assets. The Sub-Adviser has over 20 years of experience managing privately offered fund of hedge fund products and over ten years of experience managing registered investment companies. The Sub-Adviser managed approximately $4.8 billion of assets as of July 1, 2026, on a discretionary basis, primarily in private investment funds. Registered funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Code that do not apply to an adviser’s management of private funds or individual and institutional accounts.

Fund of Funds Investment Risk.    The Fund’s fund-of-funds investment approach is subject to various investment-related types of risks, including market risk, strategy risk, and manager risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of riskier assets, and contraction of available credit or other financing sources.

Strategy risk relates to the failure or deterioration of an entire strategy (such that most or all Portfolio Funds invested in the strategy suffer significant losses). Strategy-specific losses can result from excessive concentration by multiple Portfolio Funds in the same investment, or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Certain Portfolio Funds will employ high risk strategies. Portfolio Fund risk encompasses the possibility of loss due to Portfolio Fund Manager fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage, or new capital markets), or simply poor judgment. During the lifetime of the Fund, there could be material changes in one or more Portfolio Fund Managers, including changes in control, initial public offerings, and mergers. The effect of such changes on a Portfolio Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Portfolio Funds, the Fund may not be able to quickly alter its portfolio allocation in response to any such changes, resulting in substantial losses from Portfolio Fund risk.

The Portfolio Funds are generally not registered under the 1940 Act. Accordingly, Portfolio Funds are not subject to the restrictions and protections that are afforded by the 1940 Act including, limitations on the amounts of fees that investors can be charged, asset coverage requirements and reporting requirements. As a result, Portfolio Fund Managers may be able to use investment strategies and techniques that are not generally permissible for investment companies registered under the 1940 Act. Portfolio Funds may also be less transparent in terms of providing portfolio holding and securities valuation information.

The Fund may choose to invest, for regulatory and other reasons, in non-voting classes of Portfolio Fund shares. To the extent the Fund’s holdings in a Portfolio Fund afford it no ability to vote on matters relating to the Portfolio Fund, the Fund will have no say in matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Illiquidity and Non-Transferability of Shares.    The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. Because the Fund is a closed-end investment company, Shares in the Fund may not be tendered for repurchase on a daily basis, and they may not be exchanged for shares of any other fund.

Although the Fund, at the discretion of the Board, will consider whether to make periodic repurchase offers of its outstanding Shares at net asset value, Shares are significantly less liquid than shares of funds that trade on a stock exchange. There is no guarantee that you will be able to sell all of your Shares that you desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by Shareholders holding Shares of the Fund, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for pro-ration may cause some investors to tender more Shares for repurchase than they otherwise would wish to have repurchased. In addition, in extreme cases, the Fund may not be able to complete repurchases due to the Fund’s holding of illiquid investments. In that event, you may be able to sell your Shares only if you are able to find an investor willing to purchase your Shares. Any such sale may have to be negotiated at unfavorable prices and must comply with applicable securities laws and must be approved by the Board. Due to the requirements regarding tenders offers and the frequency with which the Fund expects to offer to repurchase Shares, in the event the Fund makes repurchase offers it is unlikely that the Fund will be able to extend the expiration date of, or increase the amount of, any repurchase offer, which may result in an investor needing to subscribe to more than one repurchase offer to exit the Fund in the case of oversubscribed repurchase offers.

The Fund’s repurchase offer policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been absent significant new investments in the Fund. It may also force the Fund to sell assets it would not otherwise sell and/or to maintain increased amounts of cash or liquid investments at times. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase. In addition, because of the limited market for private securities held by the Fund, the Fund may be forced to sell its liquid securities in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the Fund’s ratio of relatively more illiquid securities to relatively more liquid securities for the remaining investors. It is not the intention of the Fund to do this; however, it may occur.

General Economic Conditions.    There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. The imposition by the U.S. of import tariffs on goods from foreign countries and reciprocal tariffs levied on U.S. goods may lead to price volatility and instability in U.S. and global investment markets. Among other effects, tariffs may increase the cost of production for certain goods or reduce demand for products, which could affect the performance of the Fund’s investments. It is not known whether, or to what extent, any tariff or other trade protections may affect the Fund or its investments. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises, increasing interest rates, bankruptcies, corporate restructurings, governmental efforts to limit short selling and high frequency trading, measures to address U.S. federal and state budget deficits, instability in Europe, economic stimulus by the Japanese central bank, dramatic changes in energy prices and currency exchange rates, China’s economic slowdown, or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn.

Furthermore, such confidence may be adversely affected by local, regional or global health crises such as COVID-19 (“Coronavirus”). The impact of a health crisis like Coronavirus or other such global health crises that may arise in the future could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of affected portfolio companies. A climate of uncertainty, including the contagion of infectious viruses or diseases, may reduce the availability of potential investment opportunities, and increase the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections.

Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.

Additionally, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, may cause high volatility in the equity and fixed-income markets. Reduced liquidity could result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. Reduced liquidity could also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Further, any decision by the Fed to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the Fund. Certain countries recently experienced negative interest rates on deposits, and debt instruments traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent), which is intended to facilitate self-sustaining growth in the local economy. For example, if a bank charges negative interest, a depositor must pay the bank fees to keep money with the bank instead of receiving interest on deposits. Negative interest rates may become more prevalent among non-U.S. issuers or even among U.S. issuers.

Political turmoil within the U.S. and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the United States and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Portfolio Fund and Fund investments, and increase uncertainty in or impair the operation of the United States or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. The current contentious domestic political environment, as well as political and diplomatic events within the U.S. and abroad, such as presidential elections in the U.S. or abroad may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

When the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a Portfolio Fund’s investments to decline, potentially suddenly and significantly, which could in turn affect the Fund’s performance.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also could cause market disruptions.

In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a Portfolio Fund’s investments may be affected, which may reduce a Portfolio Fund’s performance. Further, inflation may lead to a rise in interest rates, which may negatively affect the value of debt instruments held by the Portfolio Funds, resulting in a negative impact on the Fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Market Turmoil.    Market conditions may cause many private investment funds, such as the Portfolio Funds, to suffer substantial losses. If such funds experience losses, investors may request withdrawals from such funds, which could cause further losses as assets may be sold at fire sale prices. At the same time, such funds may implement withdrawal gates, designate investments, exercise illiquid investment provisions, suspend withdrawals or suspend net asset value calculations. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Any further market turmoil could have an adverse effect on the Fund’s performance, its ability to withdraw from Portfolio Funds and the Fund’s ability to repurchase a Shareholder’s Shares. In particular, market turmoil could result in delays in the payment of repurchase proceeds by the Fund to tendering Shareholders.

Lack of Liquidity for Funds of Hedge Funds.    The Fund invests in Portfolio Funds that, in turn, may invest in securities and derivatives that often do not have a liquid market. For instance, the Fund may allocate a material portion of its assets to Portfolio Funds implementing credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, Portfolio Funds may impose lock-up periods, withdrawal fees, or other measures that impact liquidity.

This lack of liquidity creates several risks. First, it makes it difficult for the Portfolio Fund Manager to value its positions and for the Adviser to determine if the Portfolio Fund Manager is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Portfolio Fund Manager were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such Portfolio Funds by other investors will cause reductions in the net asset value of those Portfolio Funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a Portfolio Fund will not honor the Fund’s liquidity expectations. Although Portfolio Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar quarter or year ends (or less frequently) on significant prior notice, Portfolio Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a Portfolio Fund is the inability to re-allocate the Fund’s assets as dynamically as the Sub-Adviser may otherwise desire. This limitation exists even when a Portfolio Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Portfolio Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Portfolio Funds is limited.

Neither the Adviser nor the Sub-Adviser has control over the liquidity of Portfolio Funds and depends on the Portfolio Fund Managers to provide appropriate valuations as well as liquidity. In some cases, the Sub-Adviser will allocate Fund assets to Portfolio Funds that later impose liquidity constraints, making it impossible to terminate them as desired by the Sub-Adviser. Restrictions on liquidity imposed by the Portfolio Fund Managers may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a Portfolio Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Portfolio Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Portfolio Funds which provide such liquidity.

In certain cases, other investors in a Portfolio Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment(s) in such Portfolio Fund.

Risks of Direct Trading by the Fund.    If the Sub-Adviser deems it advisable for the Fund to take a direct position in a security, currency, or futures product, or if the Fund receives a direct position as a payment-in-kind or otherwise from a Portfolio Fund, the Sub-Adviser may cause the Fund to trade directly in the markets (rather than investing through a Portfolio Fund). Any such trading would generally be subject to each of the risks described herein, compounded with the risk that the Sub-Adviser may not generally have expertise at trading directly in any market, or extensive service provider and counterparty relationships that would typically support such trading.

Conflicts of Interest.    The Adviser, the Sub-Adviser and the Portfolio Fund Managers utilized by the Fund are subject to certain conflicts of interest. See “Conflicts of Interest.”

Increase in Amount of Assets Under Management.    It is not known what effect, if any, an increase in the amount of assets under management will have on the trading strategies utilized by the Portfolio Fund Managers with which the Fund invests or their investment results. No assurance can be given that their strategies will continue to be successful. The Sub-Adviser will carefully monitor and analyze the extent to which an increase in the amount of assets under management could hinder future performance of Portfolio Fund Managers.

Other Clients of Portfolio Fund Managers.    The Portfolio Fund Managers manage accounts (including other accounts in which the Portfolio Fund Managers may have an interest) other than the Portfolio Fund in which the Fund invests, and may have financial and other incentives to favor such accounts over the relevant Portfolio Fund. In investing on behalf of other clients, as well as the relevant Portfolio Fund, Portfolio Fund Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades the Portfolio Fund might otherwise make, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by a Portfolio Fund’s strategy.

Changes in Allocations.    The Sub-Adviser expects from time to time to change the percentage of the Fund’s assets allocated to each Portfolio Fund and may determine to exit one or more Portfolio Funds entirely and/or invest in one or more new Portfolio Funds. These changes will be made in the Sub-Adviser’s discretion. The Fund’s success will depend on the Sub-Adviser’s ability to identify and allocate the Fund’s assets among new and existing Portfolio Funds.

Fees and Expenses.    Shareholders pay certain fees and expenses of the Fund (e.g., the Management Fee) and indirectly bear the fees and expenses of the Portfolio Funds in which the Fund invests (e.g., management fees to Portfolio Fund Managers). Similarly, Shareholders may indirectly pay incentive compensation to Portfolio Fund Managers that charge their investors incentive compensation. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities. Class A Shares and Class I Shares are subject to different fees and expenses.

Incentive Compensation.    Each Portfolio Fund Manager will receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Furthermore, when the Fund replaces an unprofitable Portfolio Fund, the loss carryforward generated by such Portfolio Fund is eliminated. Thus, the Fund may pay substantial incentive compensation to certain Portfolio Fund Managers even during a period when the Fund is incurring significant losses attributable to the trading by other Portfolio Fund Managers.

Valuations.    The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon information provided by the Portfolio Fund Managers or third-party administrators of such Portfolio Funds. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers or their administrators. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value will affect the Portfolio Fund Manager’s compensation. The Board has designated the Adviser as the valuation designee to perform fair value functions for the Fund in accordance with the Adviser’s valuation policies and procedures. The Adviser is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. Although the Adviser reviews the valuation procedures used by the Portfolio Fund Managers, based on, among other factors, input from the Sub-Adviser, neither the Adviser, the Sub-Adviser nor the Board can confirm or review the accuracy of valuations provided by Portfolio Fund Managers or their administrators.

Estimates.    The net asset values received from Portfolio Funds may be estimates only and, unless materially different from the actual valuations, generally will not be subject to revision. The Fund relies on these estimates in calculating the Fund’s net asset value for reporting, subscription, tender offers, fee and other purposes.

Multiple Portfolio Funds.    Each Portfolio Fund will trade independently of the others. There can be no assurance that the losses by certain of the Portfolio Funds may offset any profits achieved by others. Such offsetting could result in significant reduction in the Fund’s assets, as incentive allocations/fees may be allocable to those Portfolio Funds that recognized profits irrespective of the offsetting losses. Various Portfolio Funds will from time to time compete with the others for the same positions. Conversely, opposite positions held by the Portfolio Funds will be economically offsetting. As long as Portfolio Funds hold positions that offset those held by other Portfolio Funds, the Fund as a whole will be unable to recognize any gain or loss on such open positions, while at the same time incurring brokerage commissions in respect of each of the offsetting positions and paying advisory fees.

Limited Information Regarding Portfolio Funds.    The Sub-Adviser evaluates and monitors each Portfolio Fund based in part on the information it receives from the Portfolio Fund Manager regarding the Portfolio Fund’s and the Portfolio Fund Manager’s historical performance and investment strategies. However, the Sub-Adviser may not have access to complete information regarding a Portfolio Fund and is generally not in a position to confirm the accuracy of any such information.

Potential Consequences of Regular Repurchase Offers.    The Fund’s repurchase offer policy may have the effect of decreasing the size of the Fund over time absent significant new investments in the Fund. It may also force the Fund to sell assets it would not otherwise sell and/or to maintain an increased amount of cash or liquid investments at times. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

In addition, because of the limited market for certain of the Fund’s private securities, the Fund may be forced to sell its more liquid securities, in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the Fund’s ratio of more illiquid securities relative to more liquid securities for the remaining investors.

Cybersecurity and Operational Risk.    With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the Fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund (or Portfolio Fund), the Adviser, the Sub-Adviser (or Portfolio Fund Manager), or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect the issuers in which a Portfolio Fund invests, thereby causing the Fund’s investments to lose value.

Cyber-events have the potential to materially affect the Fund and the Adviser’s and the Sub-Adviser’s relationships with Shareholders, clients, employees and service providers. Each of the Adviser and the Sub-Adviser has established risk management systems it believes are reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the Adviser or the Sub-Adviser will be able to prevent or mitigate the impact of any or all cyber-events.

The Fund (or Portfolio Fund) is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s (or Portfolio Fund’s) service providers, counterparties, or other third-parties, failure or inadequate processes and technology or system failures.

Impact of UK and European Union Events.    Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. There remains significant market uncertainty regarding Brexit’s long-term ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the occurrence of a global pandemic (such as COVID-19) could stretch the resources and deficits of many countries in the EU and throughout the world, increasing the risk of default on their sovereign debt. As a result, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. It is also possible that one or more of the EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative.

Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. These events and the resulting market volatility may have an adverse effect on the performance of the Fund (or Portfolio Funds).

Natural Disasters, Epidemics and Pandemics, and Terrorist Attacks.    The Fund, Portfolio Funds, the Adviser, the Sub-Advise and the Portfolio Fund Managers are subject to risks associated with the consequences of natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics, pandemics and other outbreaks of serious contagious diseases, terrorist attacks (or the fear of or the precautions taken in anticipation of such attacks), and other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared). Since 2003, the world has seen a number of outbreaks of new viral illnesses of varying severity, including but not limited to Severe Acute Respiratory Syndrome (SARS), Middle East Respiratory Syndrome (MERS), the H1N1 Flu (Swine Flu), and COVID-19 caused by the Coronavirus known as SARS-CoV-2. The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. The occurrence of a natural disaster, epidemic, terrorist attacks or other acts of war have the potential to cause severe disruptions in the economies and financial markets of many industries, countries and regions (even beyond the site of the natural disaster, epidemic or attack) in which the Fund and the Portfolio Funds invest, leading to or extending regional or global economic downturns. The impact of such events, including Coronavirus, may be short term or may last for an extended period time, could result in a substantial economic downturn, or exacerbate other pre-existing economic, social, and political risks, including the worldwide economy as well as economies of individual countries or could result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, resulting in substantial or total losses investment and illiquidity, as well as interrupting the business continuity and operations of the Adviser, the Sub-Adviser and the Portfolio Fund Managers. A climate of uncertainty, including the contagion of infectious viruses or diseases, may also reduce the availability of potential investment opportunities, impair the ability to monitor and evaluate existing investments, cause substantial illiquidity in the market place, and reduce the accuracy of financial projections and valuations of the Fund’s and the Portfolio Funds’ portfolios. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the offices of the Fund’s service providers could severely impair the Fund’s activities.

Global Climate Change Considerations.    Global climate change could have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that affected coastal properties may not ever recover their value, unlike previous declines in the real estate market. Further, large wildfires driven by high winds and prolonged drought may devastate entire communities and may be significantly expensive to any business found responsible for the fire. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. The time period over which these consequences might unfold is difficult to predict. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

Principal Risk Factors Relating to Types of Investments and Related Risks

Long/Short Equity Strategies Risk.    Certain Portfolio Funds selected by the Fund may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on their Portfolio Fund Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Long/short equity Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long/short equity Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price movements in equities.

Event-Driven Strategies Risk.    The Fund may invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the investor to make predictions about the likelihood that an event will occur and the impact such event will have on the value of the Portfolio Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Portfolio Fund Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the cost to the Portfolio Fund of the investment in respect of which such distribution was made.

Relative Value Strategies Risk.    The use of relative value strategies by Portfolio Funds involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock of the same underlying firm. Many Portfolio Funds pursuing relative value strategies employ limited directional strategies which expose such Portfolio Funds to market risk. Relative value investing requires Portfolio Fund Managers to make predictions about the directional movements of a market and the pricing inefficiencies with respect to certain securities. There is no guarantee that such predictions will be accurate or that a relative value strategy will be successful.

Global Asset Allocation Strategies Risk.    A Portfolio Fund’s ability to succeed in exploiting opportunities in various global markets will depend, in part, on the Portfolio Fund Manager’s ability to select the best allocation of assets across the various countries and regions. There is a risk that the Portfolio Fund Manager’s evaluations and assumptions may be incorrect in view of actual market conditions. See “Investment in Foreign Portfolio Funds, Portfolio Funds that are Offered in Foreign Jurisdictions and Foreign Securities” and “Emerging Market Investing.”

Use of Portfolio Funds.    The Fund expects that it will not be given access to information regarding the actual investments made by the Portfolio Funds in which the Fund is invested, as such information is often considered proprietary. At any given time, the Fund may not know the composition of positions held by Portfolio Funds with respect to the degrees of hedged or directional positions, or the extent of concentration risk or exposure to specific markets. In addition, the Fund may not learn of significant structural events, such as personnel changes, major asset withdrawals or substantial capital growth, until after the fact.

A number of Portfolio Funds might accumulate substantial positions in the same or related instruments at the same time. Because information regarding the actual investments made by such Portfolio Funds is generally unavailable, the Sub-Adviser will be unable to determine whether such accumulations, which could reduce diversification in the Fund’s portfolio as a whole, have taken place. The Portfolio Funds will trade independently of one another and may at times hold economically offsetting positions. In addition, Portfolio Funds that invest in a particular sector may be subjected to differing or increased risks relating to such sector.

The Sub-Adviser expects to communicate on a periodic basis with each of its Portfolio Fund Managers in an effort to understand, among other things, the significant exposures in each Portfolio Fund Manager’s portfolio. While this does not necessarily render the risks described above to be insignificant, the Sub-Adviser believes that this active engagement with Portfolio Fund Managers will help serve to minimize the risks described above when compared to certain other more passively managed funds-of-funds.

Concentration by Portfolio Fund Managers.    The Portfolio Fund Managers are not required to follow any specific concentration restrictions and may at times (individually or collectively) accumulate substantial positions in one or more securities, thereby exposing the Fund to the possibility of substantial losses.

Portfolio Fund Risk.    The Portfolio Funds are generally not registered under the 1940 Act. Accordingly, Portfolio Funds are not subject to the restrictions and protections that are afforded by the 1940 Act, including limitations on the amounts of fees that investors can be charged, asset coverage requirements and reporting requirements. As a result, Portfolio Fund Managers may be able to use investment strategies and techniques that are not generally permissible for investment companies registered under the 1940 Act.

Availability of Portfolio Funds.    A number of the Portfolio Funds in which the Fund may seek to invest may significantly limit investor access to such Portfolio Funds due to investor demand exceeding Portfolio Fund size or capacity or for other reasons. There can be no assurance that the Fund will be permitted to invest, or to invest as much as it desires, in each Portfolio Fund in which it may seek to invest, and any such failure to gain admittance to, or to be permitted to invest as much as it desires in, one or more such Portfolio Funds could adversely affect the investment performance of the Fund.

Limited Operating History.    Certain of the Portfolio Funds in which the Fund invests may have limited or no operating histories. In such cases, the Sub-Adviser may evaluate among other things the past investment performance of the Portfolio Fund Managers of such Portfolio Funds. However, past investment performance is not indicative of the future results of an investment in such a Portfolio Fund. The results of other investment funds or accounts managed by the Adviser, the Sub-Adviser or by Portfolio Fund Managers which have or have had an investment objective similar to or different from that of the Fund (or a Portfolio Fund in the case of Portfolio Fund Managers) are not indicative of the results that the Fund (or a Portfolio Fund) may achieve.

Use of Leverage.    The Fund does not intend to use borrowing for the purpose of investment leverage. However, the Fund may utilize borrowing for portfolio management and other purposes. The Fund will be required to pledge assets when borrowing, which, in the event of an uncured default, could affect the Fund’s operations, including preventing the Fund from conducting a repurchase of its Shares. In addition, the terms of any borrowing arrangement may impose certain investment restrictions on the Fund. The Portfolio Funds may use leverage by purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps or repurchase agreements and/or other means, which would increase any loss incurred. The more leverage is employed, the more likely a substantial change will occur, either up or down, in the value of the instrument. Because of the relatively small intrinsic profits in “hedge” positions or in “arbitrage” positions, some Portfolio Funds may use leverage to acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they may be subject to major losses in the event that market disruptions destroy the hedged nature of such positions. Such losses would negatively impact the Fund’s performance. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by Portfolio Funds are not subject to this requirement. See “Principal Risk Factors Relating to Types of Investments and Related Risks.”

Arbitrage Strategies.    The use of arbitrage strategies by Portfolio Fund Managers in no respect should be taken to imply that the use of such strategies is without risk. Substantial losses may be recognized on “arbitrage” positions, and illiquidity and default on one side of a position may effectively result in the position being transformed into an outright speculation. Every arbitrage strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock of the same underlying firm. Many such managers pursuing arbitrage strategies employ limited directional strategies which expose such managers to market risk.

Equity Securities Investing.    The Portfolio Fund Managers’ investments in equity securities may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with resulting fluctuations in the Fund’s profits and losses in such investments. Changes in the financial condition of a single issuer can impact the market as a whole. The financial condition of a Portfolio Fund investment could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors.

Further, the hedged approach utilized by certain Portfolio Fund Managers could cause the Fund’s performance to lag behind market indices in the event of sharply rising markets. Utilizing Portfolio Fund Managers that employ hedged strategies entails the risk that, while most managers are skilled in the selection of long investments, some may not fully understand the complexity and risks of short sales. In addition, many hedged equity funds are very small businesses, which makes monitoring their growth and soundness particularly important.

Portfolio Fund Managers that focus upon particular market sectors may select investments that are subject to more rapid changes in value than would be the case with investments that are diversified among industries, companies and types of securities.

Although certain Portfolio Fund Managers will hedge their market exposure, such hedging may provide little or no protection against significant losses. Moreover, certain Portfolio Fund Managers may implement purely speculative strategies.

Credit Strategies.    Certain of the Portfolio Funds may invest in the credit markets, attempting to take advantage of undervalued securities as well as relative mispricings. The identification of attractive investment opportunities in disrupted credit markets is difficult and involves a significant degree of uncertainty. The credit markets are, in general, highly susceptible to interest-rate movements, government interference, economic news, and investor sentiment. There was significant volatility in the credit markets during the recent credit crisis.

During periods of “credit squeezes” or “flights to quality,” the market for credit instruments other than U.S. Treasury bills can become substantially reduced. This poses a particular risk that leveraged credit instrument positions held by Portfolio Funds that pursue credit related investment strategies may need to be sold at discounts to fair value in order to meet margin calls. Particularly in the case of strategies that leverage positions in less liquid instruments, if a Portfolio Fund implementing such strategies is forced to sell positions at a discount, such Portfolio Fund’s dealers may reduce the value of such Portfolio Fund’s outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. In addition to the risk of discounted sales of assets made to meet margin calls causing a reduction in the dealer values of similar assets held by a Portfolio Fund and further margin calls, there is the risk that the need to meet margin calls may lead to material reductions in a Portfolio Fund’s holdings. Similarly, “funds of funds” may have to redeem from the more liquid strategies in order to fund their own redemptions, materially adversely affecting the performance of such strategies. Selling liquid assets to fund margin calls on illiquid assets increases the illiquidity of a Portfolio Fund’s overall portfolio, potentially materially increasing the risk of major, if not total, losses. The availability of leverage, both to Portfolio Funds and to funds investing in Portfolio Funds, was materially reduced during the market disruptions of 2008-2009, and its availability continues to be restricted. This trend may continue. In addition, the general availability of leverage may be limited by regulation. An ongoing reduction and/or increase in the cost of leverage could materially diminish the profit potential of many of the strategies and/or sub-strategies in which the Fund invests.

At the same time, the dealers may correspondingly reduce the value of outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. During the recent financial market crisis, the market for credit instruments has been so illiquid that a number of private investment funds have had to sell otherwise highly desirable investments in other asset classes in order to meet margin calls on their credit positions.

Bank Loans.    The Portfolio Funds may invest in loans and loan participations originated by banks and other financial institutions. These investments may include highly-leveraged loans to borrowers with below investment grade credit ratings. Such loans are typically private corporate loans that are negotiated by one or more commercial banks or financial institutions and syndicated among a group of commercial banks and financial institutions. In order to induce the lenders to extend credit and to offer a favorable interest rate, the borrower often provides the lenders with extensive information about its business that is not generally available to the public. To the extent that a Portfolio Fund obtains such information and it is material and nonpublic, such Portfolio Fund will be unable to trade in the securities of the borrower until the information is disclosed to the public or otherwise ceases to be material, nonpublic information.

The Portfolio Funds may invest directly or through participations in loans with revolving credit features or other commitments or guarantees to lend funds in the future. A failure by a Portfolio Fund to advance requested funds to a borrower could result in claims against such Portfolio Fund and in possible assertions of offsets against amounts previously loaned.

The Portfolio Funds may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as a lender under the credit agreement, not with the borrower. As a holder of a participation interest, a Portfolio Fund generally will have no right to exercise the rights of the lender under the credit agreement, including the right to enforce compliance by the borrower with the terms of the loan agreement and to approve amendments or waivers of terms, nor will such Portfolio Fund have any rights of set-off against the borrower, and such Portfolio Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, such Portfolio Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Small Cap Investing.    Certain Portfolio Fund Managers may focus on micro-cap and small-cap companies. While these smaller companies may have significant potential for growth, they may also be higher risk investments. Small, start-up companies often lack the ability to diversify, a wide customer base, extensive manufacturing capability or experience and access to capital markets, which factors may severely limit their ability to grow. Hence, the business risk associated with investing in these companies is considerable. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely principal payments. Moreover, since smaller companies often are under-followed by large investment houses, whose research is relied upon by many traditional asset managers, small cap stocks typically are not traded by institutional investors and thus involve a relative lack of liquidity.

Emerging Market Investing.    The Fund may invest in Portfolio Funds that invest assets in securities in emerging markets. An emerging market country generally refers to a country not considered to be a developed market country, taking into account factors such as the country’s political and economic stability, and the development of its financial and capital markets; however, the Portfolio Funds may have specific and/or differing definitions for the term “emerging market.” The value of emerging market investments may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Portfolio Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulation or imposition of withholding taxes on interest payments or other gains.

The economies of many of the emerging market countries are still in the early stages of modern development and are subject to abrupt and unexpected change. In many cases, governments retain a high degree of direct control over the economy and may take actions having sudden and widespread effects. Also, many emerging market country economies have a high dependence on a small group of markets or even a single market.

Emerging market countries tend to have periods of high inflation and high interest rates as well as substantial volatility in interest rates. The value of emerging market debt can be expected to be extremely sensitive to changes in interest rates worldwide and, in particular, in the country of the relevant issuer.

Emerging market debt issuers and their obligations are not generally rated by any credit rating agency, and a significant proportion of such issuers and obligations would likely fall in the lowest rating category if they were rated.

In certain cases, the structures used to make trades in emerging market securities may be complex, entail significant counterparty exposure and/or involve legal uncertainty under local law.

Corporate Debt Obligations.    The Fund may invest into Portfolio Funds that invest in corporate debt obligations, including commercial paper. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (i.e., credit risk). The Portfolio Fund Managers may actively expose the Portfolio Funds to credit risk. However, there can be no guarantee that the Portfolio Fund Managers will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on the Portfolio Funds and consequently, the Fund.

Short Sales of Securities.    Portfolio Fund Managers utilized by the Fund may engage in selling securities short. Selling securities short involves selling securities that a Portfolio Fund does not own. In order to make delivery to the purchaser of such securities, the Portfolio Fund may borrow securities from a third-party lender. The Portfolio Fund subsequently must return the borrowed securities to the lender by delivering to the lender securities the Portfolio Fund purchases in the open market. The Portfolio Fund must generally pledge cash or other securities with the lender equal to or greater than the market price of the borrowed securities. This deposit will be increased or decreased in accordance with changes in the market price of the borrowed securities. Accordingly, a Portfolio Fund could, in theory, be exposed to an unlimited loss in the event of an unlimited increase in the market price of a borrowed security. Purchasing securities to close out the short position can itself cause the price of the securities to rise, thereby limiting profits or exacerbating losses. Another risk is that the short seller may be forced to unwind a short sale at a disadvantageous time for any number of reasons. For example, although a short seller may attempt to mitigate losses by replacing the securities sold short before the market price has increased significantly, under adverse market conditions the short seller might have to sell portfolio securities that the short seller otherwise would have retained in order to raise the capital necessary to replace the securities sold short. In addition, a lender may call back a security at a time when the market for such security is illiquid or additional securities are not available to borrow, forcing the short seller to cover the short sale, by repurchasing the underlying security, at a price that results in a significant loss.

During the recent severe market disruptions, the SEC and other securities regulators in a number of countries imposed bans on the short-selling of financial sector securities. These limitations typically were imposed on an “emergency” basis, making it impossible for numerous market participants to initiate new net short strategies in those securities. Short selling constitutes an integral component of a number of the Portfolio Fund Managers’ strategies, and a variety of the Portfolio Funds that engage in short selling may suffer material losses over a very short period of time as a direct consequence of these regulatory actions. Any continued or additional regulatory limitations could materially adversely affect the Portfolio Fund Managers’ ability to implement their strategies.

Structured Investments.    The Fund may invest with Portfolio Fund Managers through structured notes linked to the performance of a pooled entity managed by a Portfolio Fund Manager or through a swap or other contract paying a return equal to the total return of the pooled entity managed by a Portfolio Fund Manager. These types of structured investments involve many of the same risks as direct investments in the Portfolio Fund Managers’ pooled entities. Moreover, structured investments expose the Fund to the risks associated with derivatives markets, including the risk of counterparty default and liquidity risks.

Replacement of Portfolio Funds.    The Fund is not restricted in investing in or redeeming from Portfolio Funds. Although not anticipated, the Fund’s investment policies might result in substantial Portfolio Fund turnover. Fund investments with a particular Portfolio Fund may be redeemed for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of a continued position with such Portfolio Fund. Replacement of Portfolio Funds may involve greater fees, which will be borne directly by the Fund.

Derivatives in General.    The Portfolio Funds may use a variety of derivative instruments in implementing their investment strategies, such as convertible securities, options, futures, forwards and interest rate, credit default, total return and equity swaps. The use of derivative instruments involves a variety of material risks, including the extremely high degree of leverage sometimes embedded in such instruments. The derivatives markets are frequently characterized by limited liquidity, which can make it difficult as well as costly to close out open positions in order either to realize gains or to limit losses. The pricing relationships between derivatives and the instruments underlying such derivatives may not correlate with historical patterns, resulting in unexpected losses.

Use of derivatives and other techniques such as short sales for hedging purposes involves certain additional risks, including (i) dependence on the ability to predict movements in the price of the securities hedged; (ii) imperfect correlation between movements in the securities on which the derivative is based and movements in the assets of the underlying portfolio; and (iii) possible impediments to effective portfolio management or the ability to meet short term obligations because of the percentage of a portfolio’s assets segregated to cover its obligations. In addition, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.

If the counterparty to a derivative defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive and any cash used as collateral. If a derivative contract calls for payments by the Portfolio Fund, it must be prepared to make such payments when due. In addition, if counterparty’s creditworthiness declined, the value of a derivative contract would be likely to decline, potentially resulting in losses to the Portfolio Fund.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. Effective August 19, 2022, Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act, replaced the asset segregation framework previously used by registered funds to comply with limitations on leverage imposed by the 1940 Act. For registered funds using a significant amount of derivatives, the Derivatives Rule mandates a registered fund adopt and/or implement: (i) value-at-risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program administered by a derivatives risk manager appointed by the board; (iii) new board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for registered funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions, if the fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risk. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. For the year ended March 31, 2026, the Fund had no direct commitments to purchase or sell securities, financial instruments, or commodities relating to derivative financial instruments.

Swaps and Other Derivatives.    The Portfolio Funds may enter into swaps, forward contracts, and similar derivative transactions involving or relating to interest rates, credit risks, non-U.S. currencies, commodities, securities, investment fund interests, indices, prices or other items. A swap transaction is an individually negotiated, non-standardized agreement between two parties to exchange cash flows (and sometimes principal amounts) measured by different interest rates, commodity prices, exchange rates, indices or prices, with payments generally calculated by reference to a principal (“notional”) amount or quantity. Most swap contracts and similar derivative contracts are not currently traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, the Portfolio Funds are subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Portfolio Funds trade. Participants in the over-the-counter (“OTC”) swap markets are not required to make continuous markets in the swap contracts they trade. The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the CFTC under the Dodd-Frank Act require the Portfolio Funds to clear certain types of swap contracts (including certain interest rate and credit default swaps) through a central clearinghouse known as a derivatives clearing organization (DCO). To clear a swap through a DCO, the Portfolio Funds will submit the contract to, and post margin with brokers known as “future commission merchants” (“FCMs”) that is a clearinghouse member. The Portfolio Funds may enter into the swap with a counterparty other than the FCM and arrange for the contract to be transferred to the FCM for clearing or enter into the contract with the FCM itself. If the Portfolio Funds must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on a registered exchange (either a designated contract market (DCM) or swap execution facility (SEF)). Central clearing is presently required only for certain swaps; the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.

DCOs, DCMs, SEFs and FCMs are all subject to regulatory oversight by the CFTC. In addition, certain derivative market participants that act as market makers and engage in a significant amount of “dealing” activity are also required to register as swap dealers with the CFTC. Among other things, swap dealers are subject to minimum capital requirements and business conduct standards and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties. Because of this, if a Portfolio Fund enters into uncleared swaps with any swap dealers, it may be subject to initial and variation margin requirements that could impact such Portfolio Fund’s ability to enter into swaps in the OTC market, including making transacting in uncleared swaps significantly more expensive.

At this point in time, most of the Dodd-Frank Act has been fully implemented, though a small number of remaining rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund or its Portfolio Funds, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund or its Portfolio Funds to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.

The Dodd-Frank Act significantly expanded the CFTC’s authority to impose position limits with respect to futures contracts, options on futures contracts, swaps that are economically equivalent to futures or options on futures, swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In October 2020, the CFTC adopted a position limits rule (the “Position Limits Rule”). Among other changes, the Position Limits Rule: (i) creates higher federal position limits for the nine legacy agricultural contracts, (ii) mandates sixteen (16) non-legacy contracts and associated referenced contracts (including economically equivalent swaps) to become subject to federal position limits and (iii) requires Exchanges to share additional trading data with the CFTC. The CFTC also adopted position limits on certain physical commodity swaps. As a result of the Position Limit Rule, the size or duration of positions available to a Portfolio Fund may be further limited, such that the Portfolio Fund could be required to liquidate positions or constrain the implementation of trading instructions.

The CFTC and the U.S. futures exchanges’ rules require “aggregation” of positions across multiple accounts for which a person directly or indirectly controls trading or holds a 10% or greater ownership interest, as well as the positions of any other entity with whom the person trades pursuant to an express or implied agreement. Aggregation is not done on a pro rata basis, meaning that if a Portfolio Fund Manager controls or holds a 10% or greater interest in another entity or account, such Portfolio Fund Manager and its Portfolio Fund may be required to count 100% of that entity’s futures positions in determining their own compliance with speculative position limits. A Portfolio Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to the Portfolio Fund.

All trading accounts owned or managed by a Portfolio Fund Manager and its principals are combined for the purposes of applying the speculative position limits established by the CFTC and the Exchanges. With respect to trading in financial instruments subject to position limits, the Portfolio Fund Manager may reduce the size of the positions that would otherwise be taken in such financial instruments and may not trade certain financial instruments in order to avoid exceeding such limits. Such modification, if required, could adversely affect the operations and profitability of the Portfolio Funds. In the event that a Portfolio Fund Manager is required to modify positions as a result of reaching speculative position limits, such liquidation would be done on a pro rata basis across all accounts involved (including the applicable Portfolio Fund, if applicable).

In addition, regulations adopted by the prudential regulators require banks to include terms in their trading documents that delay or restrict termination and other rights in the event that the bank or its affiliates become subject to certain resolution or insolvency proceedings. The regulations could limit a Portfolio Fund’s ability to exercise a range of cross-default rights if its counterparty, or an affiliate of the counterparty, is subject to bankruptcy or similar proceedings.

OTC Transactions.    The Dodd Frank Act includes provisions that comprehensively regulate the OTC derivatives markets for the first time. The Dodd Frank Act requires and related regulatory developments have imposed several requirements on OTC swaps markets participants, including new registration and business conduct requirements on dealers that enter into swaps with certain clients, and the imposition of central clearing on certain swaps, swap options, and certain foreign exchange instruments including non-deliverable foreign exchange forwards. As of the date of this Prospectus, central clearing is presently required only for certain interest rate and credit default swaps and the Dodd-Frank Act may ultimately require the clearing of many additional types of OTC derivative instruments that the CFTC and SEC recently defined as “swaps” including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. Mandatory exchange-trading and clearing will take place on a phased-in basis based on type of market participant and CFTC approval of contracts for central clearing. In addition, derivatives will be subject to margin requirements and swap dealers will potentially be required to collect margin from the Fund or Portfolio Funds with respect to such derivatives, which may result in the Fund or such Portfolio Funds being subject to margin calls or increased collateral requirements from counterparties. These developments could cause the Fund or a Portfolio Fund to terminate new or existing swap agreements, realize amounts to be received under such instruments at an inopportune time, or increase the costs associated with trading derivatives. Such developments may also make it more difficult and costly for investment funds, including the Fund and the Portfolio Funds, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Portfolio Funds might otherwise engage impossible or so costly that they will no longer be economical to implement.

Swaps that must be submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as SEC- or CFTC-mandated margin requirements. Although the Dodd Frank Act includes limited exemptions from the clearing and margin requirements for so-called “end-users,” Portfolio Funds may not rely on such exemptions. Counterparties to cleared swaps will be required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations, as they currently are allowed to do. This is expected to further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks.

Although the Dodd Frank Act will require many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse, certain of the derivatives that may be traded by the Portfolio Funds may remain principal-to-principal or OTC contracts between the Portfolio Funds and third-parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments, and “bid-ask” spreads may be unusually wide in these heretofore substantially unregulated markets. While the Dodd Frank Act is intended in part to reduce these risks, its success in this respect may not be evident for some time after the Dodd Frank Act is fully implemented. To the extent not mitigated by implementation of the Dodd Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the Portfolio Funds’ assets, include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable, and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) system risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Options.    Trading options is highly speculative and may entail risks that are greater than investing in other securities. Prices of options are generally more volatile than prices of other securities. In trading options, the Portfolio Funds speculate on market fluctuations of securities and securities exchange indices while investing only a small percentage of the value of the securities underlying such option. A change in the market price of the underlying securities or underlying market index will cause a much greater change in the price of the option contract. In addition, to the extent that a Portfolio Fund purchases options that it does not sell or exercise, the Portfolio Fund will suffer the loss of the premium paid in such purchase. To the extent a Portfolio Fund sells options and must deliver the underlying securities at the option price, the Portfolio Fund has a theoretically unlimited risk of loss if the price of such underlying securities increases. If the Portfolio Fund must buy those underlying securities, the Portfolio Fund risks the loss of the difference between the market price of the underlying securities and the option price. Any gain or loss derived from the sale or exercise of an option will be reduced or increased, respectively, by the amount of the premium paid. The expenses of option investing include commissions payable on the purchase and on the exercise or sale of an option.

A Portfolio Fund Manager may cause a Portfolio Fund to buy or sell OTC options-options on securities that are not traded on a securities exchange and are not issued or cleared by an internationally recognized clearing corporation. The risk of nonperformance by the obligor on such an option may be greater, and the ease with which the Portfolio Fund Manager can dispose of such an option may be less, than in the case of an exchange traded option issued by an internationally recognized clearing corporation.

Risk of Additional Regulation of Derivatives.    It is possible that additional government regulation of various types of derivative instruments, including futures, options on futures and swap agreements, may limit or prevent a Portfolio Fund from using such instruments as part of its investment strategy, which could negatively impact such a Portfolio Fund’s limits or restrictions applicable to the counterparties with which a Portfolio Fund engages in derivative transactions also could prevent the Portfolio Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

Hedging.    Hedging techniques involve one or more of the following risks: (i) imperfect correlation between the performance and value of the instrument and the value of the Portfolio Fund securities or other objective of the Portfolio Fund Manager; (ii) possible lack of a secondary market for closing out a position in such instrument; (iii) losses resulting from interest rate, spread or other market movements not anticipated by the Portfolio Fund Manager; (iv) the possible obligation to meet additional margin or other payment requirements, all of which could worsen the Portfolio Fund’s position; and (v) default or refusal to perform on the part of the counterparty with which the Portfolio Fund trades. Furthermore, to the extent that any hedging strategy involves the use of OTC derivatives transactions, such a strategy would be affected by implementation of the various regulations adopted pursuant to the Dodd Frank Act.

The Portfolio Fund Managers will not, in general, attempt to hedge all market or other risks inherent in the Portfolio Funds’ positions, and hedge certain risks, if at all, only partially. Specifically, the Portfolio Fund Managers may choose not, or may determine that it is economically unattractive, to hedge certain risks — either in respect of particular positions or in respect of the Portfolio Funds’ overall portfolios. The Portfolio Funds’ portfolio composition will commonly result in various directional market risks remaining unhedged. The Portfolio Fund Manager may rely on diversification to control such risks to the extent that the Portfolio Fund Manager believes it is desirable to do so; however, the Portfolio Funds may not be subject to formal diversification policies.

The ability of the Portfolio Funds to hedge successfully will depend on the ability of the Portfolio Fund Managers to predict pertinent market movements, which cannot be assured. The Portfolio Fund Managers are not required to hedge and there can be no assurance that hedging transactions will be available or, even if undertaken, will be effective. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in non-U.S. currencies because the value of those securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. Moreover, it should be noted that the portfolio will always be exposed to certain risks that cannot be hedged, such as counterparty credit risk. Furthermore, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.

The Fund may invest in one or more Portfolio Funds that attempts to provide downside protection to the Fund in the event of significant equity or other market declines. Additionally, the Fund may make direct investments in a similar attempt to provide downside protection to the Fund. While the Fund may make these investments to seek to reduce risk, such transactions may not be fully effective in mitigating risk in all market environments or against all types of risk (including unidentified and unanticipated risk), thereby resulting in losses to the Fund. In addition, such hedging investments may result in a poorer overall performance for the Fund than if the Fund had not engaged in any such hedging investments. Moreover, the Sub-Adviser may determine not to hedge against, or may not anticipate, certain risks, and the Fund’s portfolio will always be exposed to certain risks that cannot be hedged or can only be hedged partially or imperfectly.

Currency Exchange Exposure and Currency Hedging.    Because the Portfolio Funds may invest in non-U.S. securities that are denominated or quoted in non-U.S. currencies, whereas the functional currency of the Portfolio Funds may be denominated in U.S. dollars, performance may be significantly affected, either positively or negatively, by fluctuations in the relative currency exchange rates and by exchange control regulations. To the extent the Portfolio Funds seek to hedge their currency exposure, it may not always be practicable to do so. Moreover, hedging may not alleviate all currency risks. Furthermore, the Portfolio Funds may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell currency to the Portfolio Funds at one rate, while offering a lesser rate of exchange should the Portfolio Funds desire immediately to resell that currency to the dealer. The Portfolio Funds may conduct their currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market, or through entering into a number of different types of hedging transactions including, without limitation, forward, futures or commodity options contracts to purchase or sell currencies, and entering into foreign currency borrowings.

To the extent the Portfolio Funds enter into currency forward contracts (agreements to exchange one currency for another at a future date), these contracts involve a risk of loss if some Portfolio Funds fail to predict accurately the direction of currency exchange rates. In addition, forward contracts are not guaranteed by an exchange or clearinghouse. Therefore, a default by the forward contract counterparty may result in a loss to such Portfolio Fund and, consequently, the Fund for the value of unrealized profits on the contract or for the difference between the value of its commitments, if any, for purchase or sale at the current currency exchange rate and the value of those commitments at the forward contract exchange rate. Furthermore, while the markets for currency forward contracts are not currently regulated, certain similar currency-related derivative transactions, including non-deliverable forwards and currency swaps are subject to regulation under the Dodd Frank Act, a development which may entail increased costs and result in burdensome reporting requirements, especially if these transactions are subjected to mandatory clearing.

There can be no guarantee that instruments suitable for hedging currency shifts will be available at the time a Portfolio Fund Manager wishes to use them or will be able to be liquidated when a Portfolio Fund Manager wishes to do so. In addition, the Portfolio Fund Managers may choose not to enter into hedging transactions with respect to some or all of its positions that are exposed to currency exchange risk.

Credit Default Swaps.    The Portfolio Funds may enter into credit derivative contracts. The typical credit default swap contract requires the seller to pay to the buyer, in the event that a particular reference entity experiences specified credit events, the difference between the notional amount of the contract and the value of a portfolio of securities issued by the reference entity that the buyer delivers to the seller. In return, the buyer agrees to make periodic and/or upfront payments equal to a fixed percentage of the notional amount of the contract. The Portfolio Funds may also purchase or sell credit default swaps on a basket of reference entities or an index. In circumstances in which the Portfolio Funds do not own the debt securities that are deliverable under a credit default swap, the Portfolio Funds will be exposed to the risk that deliverable securities will not be available in the market, or will be available only at unfavorable prices, as would be the case in a so-called “short squeeze.” In certain instances of issuer defaults or restructurings, it has been unclear under the standard industry documentation for credit default swaps whether or not a “credit event” triggering the seller’s payment obligation had occurred. In either of these cases, the Portfolio Funds would not be able to realize the full value of the credit default swap upon a default by the reference entity. As a seller of credit default swaps, the Portfolio Funds may incur leveraged exposure to the credit of the reference entity and would be subject to many of the same risks they would incur if they were holding debt securities issued by the reference entity. However, the Portfolio Funds may not have any legal recourse against the reference entity and will not benefit from any collateral securing the reference entity’s debt obligations. In addition, the credit default swap buyer will have broad discretion to select which of the reference entity’s debt obligations to deliver to the Portfolio Funds following a credit event and will likely choose the obligations with the lowest market value in order to maximize the payment obligations of the Portfolio Funds. If there is a sharp increase in volume of credit derivatives trading in the market, settlement of such contracts may be delayed beyond the time frame originally anticipated by counterparties. Such delays may adversely impact the Portfolio Funds’ ability to otherwise productively deploy any capital that is committed with respect to such contracts.

Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as CDS. The Portfolio Funds’ return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Portfolio Fund’s net assets, the terms of the Portfolio Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Portfolio Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.

Futures Contracts.    Certain Portfolio Funds may trade commodity and other futures and options contracts. Futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. Futures exchanges limit fluctuations in futures contract prices during a single day. During a single trading day no trades may be executed at prices beyond the “daily limit.” Once the price of a futures contract for a particular underlying has increased or decreased by an amount equal to the daily limit, positions in the future can be neither taken nor liquidated unless managers are willing to effect trades at or within the limit.

Additionally, to the extent that a Portfolio Fund Manager trades for multiple accounts (including accounts proprietary to the Portfolio Fund Manager) or funds, the futures positions of all such accounts or funds will generally be required to be aggregated for purposes of determining compliance with position limits, position reporting and position “accountability” rules imposed by the CFTC or the various futures exchanges. Any such aggregation requirement could materially limit the futures positions the Portfolio Fund Manager may take for a Portfolio Fund.

Investment in Foreign Portfolio Funds, Portfolio Funds that are Offered in Foreign Jurisdictions and Foreign Securities.    The Fund will invest directly in Portfolio Funds organized in, located in or managed from countries other than the U.S. Investments in foreign funds, and investments by Portfolio Funds in foreign securities, may involve greater risk than investments in domestic funds and securities. Non-U.S. investments involve certain special risks, including (i) political or economic instability; (ii) the unpredictability of international trade patterns; (iii) the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; (iv) the imposition or modification of currency controls and fluctuations in currency exchange rates; (v) price volatility; (vi) the imposition of withholding taxes on dividends, interest and gains, some or all of which may not be reclaimable; and (vii) different bankruptcy laws and practice. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Certain non-U.S. securities markets may also be more susceptible to market manipulation concerns, limited reliable access to capital or may have a higher degree of a lack of liquidation. Additionally, issuers of non-U.S. securities may not be subject to the same degree of regulation as U.S. issuers. As compared to U.S. entities, non-U.S. entities generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Also, it may be more difficult to obtain and enforce legal judgments against non-U.S. entities than against U.S. entities. There are generally higher commission rates on non-U.S. portfolio transactions, transfer taxes, and higher custodian costs. Some of the non-U.S. risks are also applicable to funds that invest a material portion of their assets in securities of non-U.S. issuers traded in the United States.

In addition, a Portfolio Fund’s securities may be denominated, and its net asset value will then be calculated, in a different currency than U.S. dollars. However, the Shares of the Fund will be denominated in U.S. dollars. Hence, with respect to Portfolio Funds denominated in a currency other than the U.S. dollar, the Fund will be subject to the risk that the value of the U.S. dollar will decline versus the currency of such Portfolio Fund. The Fund will likely not offset that risk by entering into a currency hedge, but may do so in the Sub-Adviser’s discretion. If a currency hedge is implemented, there can be no assurance that the currency hedge will be successful at accomplishing this purpose or will not itself generate significant losses.

Exchange-Traded Funds.    The Portfolio Funds and the Fund may purchase and sell shares of ETFs, which are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or may be passively managed with a strategy of attempting to track a particular market index. A Portfolio Fund or the Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market or to hedge other investments. The risks of owning an ETF generally reflect the risks of owning the underlying securities an ETF holds and the market segment they are designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs also have management fees that increase their costs. As a shareholder of an ETF, the Fund would bear its pro rata portion of the ETF’s expenses, including advisory fees. Similarly, a Portfolio Fund investing in ETFs also would bear its pro rata portion of the ETF’s expenses, including advisory fees, which the Fund indirectly would bear by investing in the Portfolio Fund. These expenses would be in addition to the fees and other expenses that the Fund or Portfolio Fund bears directly in connection with its own operations.

Purchasing Securities in Initial Public Offerings.    Portfolio Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited or no operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or near-term prospects of achieving revenues or operating income.

Non-Diversified Status.    The Fund is a “non-diversified” investment company. This means that a greater percentage of the Fund’s assets may be invested in the securities of any one issuer. The Sub-Adviser will follow a general policy of seeking to invest the Fund’s capital broadly among multiple Portfolio Funds. As a consequence of a potential large investment in a particular Portfolio Fund, losses suffered by such a Portfolio Fund could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of Portfolio Funds. See “Special Tax Risks” for additional Fund diversification requirements.

Delay in Use of Proceeds.    Although the Fund currently intends to invest the proceeds of any sales of Shares as soon as practicable after the receipt of such proceeds, but, in no event, under normal circumstances, later than three months following receipt, such investment of proceeds may be delayed if suitable investments are unavailable at the time or for other reasons, including delays of the closing dates of Portfolio Funds to which the Fund has subscribed or plans to subscribe. As a result, the proceeds may be invested in cash, cash equivalents, high-quality debt instruments, or other securities pending their investment in Portfolio Funds. Such other investments may be less advantageous, and, as a result, the Fund may not achieve its investment objectives.

Special Tax Risks.    Special tax risks are associated with an investment in the Fund. The Fund has elected to be treated, has qualified, and intends to meet the requirements necessary to continue to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Portfolio Funds to come into compliance with the asset diversification test. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the Portfolio Fund’s governing documents. While relevant provisions also afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions. See “Taxes.”

Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability.    The Fund will distribute substantially all of its net investment income and gains, if any, to Shareholders. These distributions generally will be taxable as ordinary income or capital gains to the Shareholders. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Taxes” below for more information. If the Fund distributes in a calendar year less than an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the twelve-month period ending October 31 of such year, plus any income recognized that was not distributed in previous calendar years and on which the Fund paid no U.S. federal income tax, then the Fund will be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. In addition, the Fund invests in Portfolio Funds located outside the U.S. Such Portfolio Funds may be subject to withholding tax on their investments in other jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Portfolio Funds and thus on the Shareholders’ investment in the Fund. See “Taxes.”

Temporary Defensive Positions; Money Market and Other Liquid Investments.    The Fund and Portfolio Funds may invest, for defensive purposes or otherwise, some or all of their assets in fixed income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Sub-Adviser and the Portfolio Fund Managers, respectively, deem appropriate under the circumstances. Money market instruments are short-term fixed income obligations, which generally have remaining maturities of one year or less, and may include U.S. government securities, commercial paper, certificates of deposit, bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. The Fund may be prevented from achieving its objective during any period in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.

Additional Legislation or Regulation Risks.    At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund itself is regulated. Neither the Adviser nor the Sub-Adviser can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Limits of Risk Disclosures

The above discussion covers key risks associated with the Fund and the Shares, but is not, nor is it intended to be, a complete enumeration or explanation of all risks possibly involved in an investment in the Fund. Prospective investors should read this entire Prospectus, Statement of Additional Information, and the Declaration of Trust and consult with their own advisors before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require more than limited liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund’s investment program develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus to disclose any material changes in the information provided herein.

Effects of Leverage [Text Block]

The Fund has entered into a credit facility that allows it to borrow or otherwise access funds through a line of credit in order to meet redemption requests, for bridge financing of investments in Portfolio Funds, or for cash management purposes. There can be no guarantee that the Fund will be able to obtain or maintain a credit facility and at any time the Fund may not desire to obtain such a credit facility. The Fund does not borrow for investment leverage purposes. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by Portfolio Funds are not subject to this requirement. Certain short-term borrowings under the 1940 Act are not considered the use of investment leverage, and are subject to the above asset coverage requirement. The Fund is required to pledge assets when borrowing, which in the event of an uncured default, could affect the Fund’s operations, including preventing the Fund from conducting a repurchase of its Shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Fund.

Many Portfolio Funds also use leverage in their investment activities through purchasing securities on margin and through selling securities short. Portfolio Funds also may use leverage by entering into total return swaps or other derivative contracts as well as repurchase agreements whereby the Portfolio Fund effectively borrows funds on a secured basis by “selling” portfolio securities to a financial institution for cash and agreeing to “repurchase” such securities at a specified future date for the sales price paid plus interest at a negotiated rate. Certain Portfolio Funds also trade futures, which generally involves greater leverage than other investment activities due to the low margin requirements associated with futures trading.

See “Risk Factors — Use of Leverage” and “Investment Program — Investment Strategies — Relative Value.”

Effects of Leverage, Purpose [Text Block]	The Fund does not borrow for investment leverage purposes.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

General

Shares are issued at the most recently calculated net asset value per Share prior to the date of issuance, and may be subject to an applicable sales load. The net asset value of the Fund will equal the value of the assets of the Fund, less all of its liabilities, including accrued fees and expenses. The Class A Shares’ net asset value plus the Class I Shares’ net asset value equals the total net asset value of the Fund. The Class A Share net asset value and the Class I Share net asset value will be calculated separately based on the fees and expenses applicable to each class. Because of differing class fees and expenses, the per Share net asset value of the classes will vary over time.

Security Voting Rights [Text Block]

Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Board. Shareholders are entitled to vote on any matter as set forth in the Declaration of Trust and the 1940 Act, including certain elections of Trustees and approval of the Advisory Agreement, in each case to the extent that voting by shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Outstanding Securities [Table Text Block]

OUTSTANDING SECURITIES

Title of Class	Authorized	Amount of Shares Held by the Fund for its Account	Amount of Shares Outstanding as of May 31, 2026
Class A Shares of Beneficial Interest	Unlimited	0	346,055.390
Class I Shares of Beneficial Interest	Unlimited	0	9,912,712,502

Principal Risk Factors Relating to the Fund’s Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Principal Risk Factors Relating to the Fund’s Structure

Risk of Loss.    All securities investments risk the loss of capital. The Adviser believes that the Fund’s investment program should mitigate this risk through careful selection and monitoring of the Fund’s investments, but an investment in the Fund is nevertheless subject to loss, including possible loss of the entire amount invested. No guarantee or representation is made that the Fund’s investments will be successful, and investment results may vary substantially over time.

Reliance on the Adviser and Sub-Adviser.    The Adviser provides advisory and certain administrative services to the Fund, including oversight of the Sub-Adviser. The Sub-Adviser is responsible for the day-to-day portfolio management of the Fund’s portfolio, including the allocation of investments in the various Portfolio Funds, subject to oversight by the Adviser and policies adopted by the Board. The success of the Fund will depend, in large part, upon the respective capabilities and expertise of the Adviser and the Sub-Adviser. The Adviser sponsors registered investment companies designed to provide investors with access to institutional-caliber alternative investments, by partnering with established alternative asset managers selected from numerous alternative credit managers, hedge fund managers and private debt and equity firms to sub-advise the Adviser’s funds. As of March 31, 2026, the Adviser managed approximately $763 million in assets. The Sub-Adviser has over 20 years of experience managing privately offered fund of hedge fund products and over ten years of experience managing registered investment companies. The Sub-Adviser managed approximately $4.8 billion of assets as of July 1, 2026, on a discretionary basis, primarily in private investment funds. Registered funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Code that do not apply to an adviser’s management of private funds or individual and institutional accounts.

Fund of Funds Investment Risk.    The Fund’s fund-of-funds investment approach is subject to various investment-related types of risks, including market risk, strategy risk, and manager risk. Market risk includes unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of riskier assets, and contraction of available credit or other financing sources.

Strategy risk relates to the failure or deterioration of an entire strategy (such that most or all Portfolio Funds invested in the strategy suffer significant losses). Strategy-specific losses can result from excessive concentration by multiple Portfolio Funds in the same investment, or broad events that adversely affect particular strategies (e.g., illiquidity within a given market). Certain Portfolio Funds will employ high risk strategies. Portfolio Fund risk encompasses the possibility of loss due to Portfolio Fund Manager fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage, or new capital markets), or simply poor judgment. During the lifetime of the Fund, there could be material changes in one or more Portfolio Fund Managers, including changes in control, initial public offerings, and mergers. The effect of such changes on a Portfolio Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Portfolio Funds, the Fund may not be able to quickly alter its portfolio allocation in response to any such changes, resulting in substantial losses from Portfolio Fund risk.

The Portfolio Funds are generally not registered under the 1940 Act. Accordingly, Portfolio Funds are not subject to the restrictions and protections that are afforded by the 1940 Act including, limitations on the amounts of fees that investors can be charged, asset coverage requirements and reporting requirements. As a result, Portfolio Fund Managers may be able to use investment strategies and techniques that are not generally permissible for investment companies registered under the 1940 Act. Portfolio Funds may also be less transparent in terms of providing portfolio holding and securities valuation information.

The Fund may choose to invest, for regulatory and other reasons, in non-voting classes of Portfolio Fund shares. To the extent the Fund’s holdings in a Portfolio Fund afford it no ability to vote on matters relating to the Portfolio Fund, the Fund will have no say in matters that could adversely affect the Fund’s investment in the Portfolio Fund.

Illiquidity and Non-Transferability of Shares.    The Fund is a closed-end investment company designed primarily for long-term investors and is not intended to be a trading vehicle. The Fund does not currently intend to list Shares for trading on any national securities exchange. There is no secondary trading market for Shares, and it is not expected that a secondary market will develop. Shares therefore are not readily marketable. Because the Fund is a closed-end investment company, Shares in the Fund may not be tendered for repurchase on a daily basis, and they may not be exchanged for shares of any other fund.

Although the Fund, at the discretion of the Board, will consider whether to make periodic repurchase offers of its outstanding Shares at net asset value, Shares are significantly less liquid than shares of funds that trade on a stock exchange. There is no guarantee that you will be able to sell all of your Shares that you desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed by Shareholders holding Shares of the Fund, the Fund will repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for pro-ration may cause some investors to tender more Shares for repurchase than they otherwise would wish to have repurchased. In addition, in extreme cases, the Fund may not be able to complete repurchases due to the Fund’s holding of illiquid investments. In that event, you may be able to sell your Shares only if you are able to find an investor willing to purchase your Shares. Any such sale may have to be negotiated at unfavorable prices and must comply with applicable securities laws and must be approved by the Board. Due to the requirements regarding tenders offers and the frequency with which the Fund expects to offer to repurchase Shares, in the event the Fund makes repurchase offers it is unlikely that the Fund will be able to extend the expiration date of, or increase the amount of, any repurchase offer, which may result in an investor needing to subscribe to more than one repurchase offer to exit the Fund in the case of oversubscribed repurchase offers.

The Fund’s repurchase offer policy may have the effect of decreasing the size of the Fund over time from what it otherwise would have been absent significant new investments in the Fund. It may also force the Fund to sell assets it would not otherwise sell and/or to maintain increased amounts of cash or liquid investments at times. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase. In addition, because of the limited market for private securities held by the Fund, the Fund may be forced to sell its liquid securities in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the Fund’s ratio of relatively more illiquid securities to relatively more liquid securities for the remaining investors. It is not the intention of the Fund to do this; however, it may occur.

General Economic Conditions.    There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. The imposition by the U.S. of import tariffs on goods from foreign countries and reciprocal tariffs levied on U.S. goods may lead to price volatility and instability in U.S. and global investment markets. Among other effects, tariffs may increase the cost of production for certain goods or reduce demand for products, which could affect the performance of the Fund’s investments. It is not known whether, or to what extent, any tariff or other trade protections may affect the Fund or its investments. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises, increasing interest rates, bankruptcies, corporate restructurings, governmental efforts to limit short selling and high frequency trading, measures to address U.S. federal and state budget deficits, instability in Europe, economic stimulus by the Japanese central bank, dramatic changes in energy prices and currency exchange rates, China’s economic slowdown, or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn.

Furthermore, such confidence may be adversely affected by local, regional or global health crises such as COVID-19 (“Coronavirus”). The impact of a health crisis like Coronavirus or other such global health crises that may arise in the future could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of affected portfolio companies. A climate of uncertainty, including the contagion of infectious viruses or diseases, may reduce the availability of potential investment opportunities, and increase the difficulty of modeling market conditions, potentially reducing the accuracy of financial projections.

Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.

Additionally, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the Fed or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, may cause high volatility in the equity and fixed-income markets. Reduced liquidity could result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. Reduced liquidity could also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

Further, any decision by the Fed to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. These events and the possible resulting market volatility may have an adverse effect on the Fund. Certain countries recently experienced negative interest rates on deposits, and debt instruments traded at negative yields. A negative interest rate policy is an unconventional central bank monetary policy tool where nominal target interest rates are set with a negative value (i.e., below zero percent), which is intended to facilitate self-sustaining growth in the local economy. For example, if a bank charges negative interest, a depositor must pay the bank fees to keep money with the bank instead of receiving interest on deposits. Negative interest rates may become more prevalent among non-U.S. issuers or even among U.S. issuers.

Political turmoil within the U.S. and abroad may also impact the Fund. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the United States and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Portfolio Fund and Fund investments, and increase uncertainty in or impair the operation of the United States or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. The current contentious domestic political environment, as well as political and diplomatic events within the U.S. and abroad, such as presidential elections in the U.S. or abroad may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

When the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a Portfolio Fund’s investments to decline, potentially suddenly and significantly, which could in turn affect the Fund’s performance.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also could cause market disruptions.

In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a Portfolio Fund’s investments may be affected, which may reduce a Portfolio Fund’s performance. Further, inflation may lead to a rise in interest rates, which may negatively affect the value of debt instruments held by the Portfolio Funds, resulting in a negative impact on the Fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Market Turmoil.    Market conditions may cause many private investment funds, such as the Portfolio Funds, to suffer substantial losses. If such funds experience losses, investors may request withdrawals from such funds, which could cause further losses as assets may be sold at fire sale prices. At the same time, such funds may implement withdrawal gates, designate investments, exercise illiquid investment provisions, suspend withdrawals or suspend net asset value calculations. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Any further market turmoil could have an adverse effect on the Fund’s performance, its ability to withdraw from Portfolio Funds and the Fund’s ability to repurchase a Shareholder’s Shares. In particular, market turmoil could result in delays in the payment of repurchase proceeds by the Fund to tendering Shareholders.

Lack of Liquidity for Funds of Hedge Funds.    The Fund invests in Portfolio Funds that, in turn, may invest in securities and derivatives that often do not have a liquid market. For instance, the Fund may allocate a material portion of its assets to Portfolio Funds implementing credit, relative value, and event-driven strategies, each of which typically relies on investments in debt instruments, credit default swaps, large blocks of public or private equities, convertible bonds, or other illiquid debt, equity, or derivative instruments. In addition, Portfolio Funds may impose lock-up periods, withdrawal fees, or other measures that impact liquidity.

This lack of liquidity creates several risks. First, it makes it difficult for the Portfolio Fund Manager to value its positions and for the Adviser to determine if the Portfolio Fund Manager is accurately valuing its positions because of the uncertainty regarding the realization of the prices that are quoted if the Portfolio Fund Manager were to attempt to liquidate its portfolio at those prices. Second, it increases the risk that withdrawals from such Portfolio Funds by other investors will cause reductions in the net asset value of those Portfolio Funds merely due to selling pressure, rather than a fundamental change in the investments themselves. Third, it increases the risk that a Portfolio Fund will not honor the Fund’s liquidity expectations. Although Portfolio Funds have restrictions in their governing documents that limit the Fund’s ability to withdraw funds typically to calendar quarter or year ends (or less frequently) on significant prior notice, Portfolio Funds may nevertheless be unable to abide by these somewhat onerous liquidity provisions.

A side effect of this inability to withdraw from a Portfolio Fund is the inability to re-allocate the Fund’s assets as dynamically as the Sub-Adviser may otherwise desire. This limitation exists even when a Portfolio Fund has not implemented a constraint on its expected liquidity. Given that, even in the best of times, these Portfolio Funds permit withdrawals only infrequently and on significant advance notice, the Fund’s flexibility to reallocate assets among Portfolio Funds is limited.

Neither the Adviser nor the Sub-Adviser has control over the liquidity of Portfolio Funds and depends on the Portfolio Fund Managers to provide appropriate valuations as well as liquidity. In some cases, the Sub-Adviser will allocate Fund assets to Portfolio Funds that later impose liquidity constraints, making it impossible to terminate them as desired by the Sub-Adviser. Restrictions on liquidity imposed by the Portfolio Fund Managers may materially impact the Fund’s ability to repurchase Shares. An inability to withdraw from a Portfolio Fund may expose the Fund to losses it could have otherwise avoided if the Fund had been able to withdraw from such Portfolio Fund. It may also cause the Fund to become unbalanced as it is forced to obtain liquidity from those Portfolio Funds which provide such liquidity.

In certain cases, other investors in a Portfolio Fund may have preferential withdrawal rights as compared to the Fund, the exercise of which could materially adversely affect the Fund’s investment(s) in such Portfolio Fund.

Risks of Direct Trading by the Fund.    If the Sub-Adviser deems it advisable for the Fund to take a direct position in a security, currency, or futures product, or if the Fund receives a direct position as a payment-in-kind or otherwise from a Portfolio Fund, the Sub-Adviser may cause the Fund to trade directly in the markets (rather than investing through a Portfolio Fund). Any such trading would generally be subject to each of the risks described herein, compounded with the risk that the Sub-Adviser may not generally have expertise at trading directly in any market, or extensive service provider and counterparty relationships that would typically support such trading.

Conflicts of Interest.    The Adviser, the Sub-Adviser and the Portfolio Fund Managers utilized by the Fund are subject to certain conflicts of interest. See “Conflicts of Interest.”

Increase in Amount of Assets Under Management.    It is not known what effect, if any, an increase in the amount of assets under management will have on the trading strategies utilized by the Portfolio Fund Managers with which the Fund invests or their investment results. No assurance can be given that their strategies will continue to be successful. The Sub-Adviser will carefully monitor and analyze the extent to which an increase in the amount of assets under management could hinder future performance of Portfolio Fund Managers.

Other Clients of Portfolio Fund Managers.    The Portfolio Fund Managers manage accounts (including other accounts in which the Portfolio Fund Managers may have an interest) other than the Portfolio Fund in which the Fund invests, and may have financial and other incentives to favor such accounts over the relevant Portfolio Fund. In investing on behalf of other clients, as well as the relevant Portfolio Fund, Portfolio Fund Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades the Portfolio Fund might otherwise make, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by a Portfolio Fund’s strategy.

Changes in Allocations.    The Sub-Adviser expects from time to time to change the percentage of the Fund’s assets allocated to each Portfolio Fund and may determine to exit one or more Portfolio Funds entirely and/or invest in one or more new Portfolio Funds. These changes will be made in the Sub-Adviser’s discretion. The Fund’s success will depend on the Sub-Adviser’s ability to identify and allocate the Fund’s assets among new and existing Portfolio Funds.

Fees and Expenses.    Shareholders pay certain fees and expenses of the Fund (e.g., the Management Fee) and indirectly bear the fees and expenses of the Portfolio Funds in which the Fund invests (e.g., management fees to Portfolio Fund Managers). Similarly, Shareholders may indirectly pay incentive compensation to Portfolio Fund Managers that charge their investors incentive compensation. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities. Class A Shares and Class I Shares are subject to different fees and expenses.

Incentive Compensation.    Each Portfolio Fund Manager will receive performance compensation based on its individual performance, irrespective of the Fund’s overall performance. Furthermore, when the Fund replaces an unprofitable Portfolio Fund, the loss carryforward generated by such Portfolio Fund is eliminated. Thus, the Fund may pay substantial incentive compensation to certain Portfolio Fund Managers even during a period when the Fund is incurring significant losses attributable to the trading by other Portfolio Fund Managers.

Valuations.    The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon information provided by the Portfolio Fund Managers or third-party administrators of such Portfolio Funds. Certain securities in which the Portfolio Funds invest may not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers or their administrators. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value will affect the Portfolio Fund Manager’s compensation. The Board has designated the Adviser as the valuation designee to perform fair value functions for the Fund in accordance with the Adviser’s valuation policies and procedures. The Adviser is subject to Board oversight and reports to the Board information regarding the fair valuation process and related material matters. Although the Adviser reviews the valuation procedures used by the Portfolio Fund Managers, based on, among other factors, input from the Sub-Adviser, neither the Adviser, the Sub-Adviser nor the Board can confirm or review the accuracy of valuations provided by Portfolio Fund Managers or their administrators.

Estimates.    The net asset values received from Portfolio Funds may be estimates only and, unless materially different from the actual valuations, generally will not be subject to revision. The Fund relies on these estimates in calculating the Fund’s net asset value for reporting, subscription, tender offers, fee and other purposes.

Multiple Portfolio Funds.    Each Portfolio Fund will trade independently of the others. There can be no assurance that the losses by certain of the Portfolio Funds may offset any profits achieved by others. Such offsetting could result in significant reduction in the Fund’s assets, as incentive allocations/fees may be allocable to those Portfolio Funds that recognized profits irrespective of the offsetting losses. Various Portfolio Funds will from time to time compete with the others for the same positions. Conversely, opposite positions held by the Portfolio Funds will be economically offsetting. As long as Portfolio Funds hold positions that offset those held by other Portfolio Funds, the Fund as a whole will be unable to recognize any gain or loss on such open positions, while at the same time incurring brokerage commissions in respect of each of the offsetting positions and paying advisory fees.

Limited Information Regarding Portfolio Funds.    The Sub-Adviser evaluates and monitors each Portfolio Fund based in part on the information it receives from the Portfolio Fund Manager regarding the Portfolio Fund’s and the Portfolio Fund Manager’s historical performance and investment strategies. However, the Sub-Adviser may not have access to complete information regarding a Portfolio Fund and is generally not in a position to confirm the accuracy of any such information.

Potential Consequences of Regular Repurchase Offers.    The Fund’s repurchase offer policy may have the effect of decreasing the size of the Fund over time absent significant new investments in the Fund. It may also force the Fund to sell assets it would not otherwise sell and/or to maintain an increased amount of cash or liquid investments at times. It may also reduce the investment opportunities available to the Fund and cause its expense ratio to increase.

In addition, because of the limited market for certain of the Fund’s private securities, the Fund may be forced to sell its more liquid securities, in order to meet cash requirements for repurchases. This may have the effect of substantially increasing the Fund’s ratio of more illiquid securities relative to more liquid securities for the remaining investors.

Cybersecurity and Operational Risk.    With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the Fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the Fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund (or Portfolio Fund), the Adviser, the Sub-Adviser (or Portfolio Fund Manager), or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss. In addition, such incidents could affect the issuers in which a Portfolio Fund invests, thereby causing the Fund’s investments to lose value.

Cyber-events have the potential to materially affect the Fund and the Adviser’s and the Sub-Adviser’s relationships with Shareholders, clients, employees and service providers. Each of the Adviser and the Sub-Adviser has established risk management systems it believes are reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the Adviser or the Sub-Adviser will be able to prevent or mitigate the impact of any or all cyber-events.

The Fund (or Portfolio Fund) is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s (or Portfolio Fund’s) service providers, counterparties, or other third-parties, failure or inadequate processes and technology or system failures.

Impact of UK and European Union Events.    Uncertainties surrounding the sovereign debt of a number of EU countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. On January 31, 2020, the UK left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. There remains significant market uncertainty regarding Brexit’s long-term ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the occurrence of a global pandemic (such as COVID-19) could stretch the resources and deficits of many countries in the EU and throughout the world, increasing the risk of default on their sovereign debt. As a result, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. It is also possible that one or more of the EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative.

Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties. These events and the resulting market volatility may have an adverse effect on the performance of the Fund (or Portfolio Funds).

Natural Disasters, Epidemics and Pandemics, and Terrorist Attacks.    The Fund, Portfolio Funds, the Adviser, the Sub-Advise and the Portfolio Fund Managers are subject to risks associated with the consequences of natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics, pandemics and other outbreaks of serious contagious diseases, terrorist attacks (or the fear of or the precautions taken in anticipation of such attacks), and other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared). Since 2003, the world has seen a number of outbreaks of new viral illnesses of varying severity, including but not limited to Severe Acute Respiratory Syndrome (SARS), Middle East Respiratory Syndrome (MERS), the H1N1 Flu (Swine Flu), and COVID-19 caused by the Coronavirus known as SARS-CoV-2. The responses to these outbreaks have varied as has their impact on human health, local economies and the global economy, and it is impossible at the outset of any such outbreak to estimate accurately what the ultimate impact of any such outbreak will be. The occurrence of a natural disaster, epidemic, terrorist attacks or other acts of war have the potential to cause severe disruptions in the economies and financial markets of many industries, countries and regions (even beyond the site of the natural disaster, epidemic or attack) in which the Fund and the Portfolio Funds invest, leading to or extending regional or global economic downturns. The impact of such events, including Coronavirus, may be short term or may last for an extended period time, could result in a substantial economic downturn, or exacerbate other pre-existing economic, social, and political risks, including the worldwide economy as well as economies of individual countries or could result in significant breakdowns, delays and other disruptions to important global, local and regional supply chains affected, resulting in substantial or total losses investment and illiquidity, as well as interrupting the business continuity and operations of the Adviser, the Sub-Adviser and the Portfolio Fund Managers. A climate of uncertainty, including the contagion of infectious viruses or diseases, may also reduce the availability of potential investment opportunities, impair the ability to monitor and evaluate existing investments, cause substantial illiquidity in the market place, and reduce the accuracy of financial projections and valuations of the Fund’s and the Portfolio Funds’ portfolios. Protective measures taken by governments and the private sector to mitigate the spread of such illness, including travel restrictions and outright bans, quarantines, and work-at-home arrangements, and the spread of any such illness within the offices of the Fund’s service providers could severely impair the Fund’s activities.

Global Climate Change Considerations.    Global climate change could have an adverse effect on property and security values. A rise in sea levels, an increase in powerful windstorms and/or a storm-driven increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that affected coastal properties may not ever recover their value, unlike previous declines in the real estate market. Further, large wildfires driven by high winds and prolonged drought may devastate entire communities and may be significantly expensive to any business found responsible for the fire. These losses could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. The time period over which these consequences might unfold is difficult to predict. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.

Principal Risk Factors Relating to Types of Investments and Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Principal Risk Factors Relating to Types of Investments and Related Risks

Long/Short Equity Strategies Risk.    Certain Portfolio Funds selected by the Fund may manage portfolios of both long and short positions in equity securities. The success of such Portfolio Funds depends largely on their Portfolio Fund Manager’s ability to identify mispriced stocks. Individual Portfolio Funds may incorrectly size their positions despite position and risk limits. Long/short equity Portfolio Funds rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long/short equity Portfolio Funds typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price movements in equities.

Event-Driven Strategies Risk.    The Fund may invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the investor to make predictions about the likelihood that an event will occur and the impact such event will have on the value of the Portfolio Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company may not be valued as highly by the market as the Portfolio Fund Manager had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the cost to the Portfolio Fund of the investment in respect of which such distribution was made.

Relative Value Strategies Risk.    The use of relative value strategies by Portfolio Funds involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock of the same underlying firm. Many Portfolio Funds pursuing relative value strategies employ limited directional strategies which expose such Portfolio Funds to market risk. Relative value investing requires Portfolio Fund Managers to make predictions about the directional movements of a market and the pricing inefficiencies with respect to certain securities. There is no guarantee that such predictions will be accurate or that a relative value strategy will be successful.

Global Asset Allocation Strategies Risk.    A Portfolio Fund’s ability to succeed in exploiting opportunities in various global markets will depend, in part, on the Portfolio Fund Manager’s ability to select the best allocation of assets across the various countries and regions. There is a risk that the Portfolio Fund Manager’s evaluations and assumptions may be incorrect in view of actual market conditions. See “Investment in Foreign Portfolio Funds, Portfolio Funds that are Offered in Foreign Jurisdictions and Foreign Securities” and “Emerging Market Investing.”

Use of Portfolio Funds.    The Fund expects that it will not be given access to information regarding the actual investments made by the Portfolio Funds in which the Fund is invested, as such information is often considered proprietary. At any given time, the Fund may not know the composition of positions held by Portfolio Funds with respect to the degrees of hedged or directional positions, or the extent of concentration risk or exposure to specific markets. In addition, the Fund may not learn of significant structural events, such as personnel changes, major asset withdrawals or substantial capital growth, until after the fact.

A number of Portfolio Funds might accumulate substantial positions in the same or related instruments at the same time. Because information regarding the actual investments made by such Portfolio Funds is generally unavailable, the Sub-Adviser will be unable to determine whether such accumulations, which could reduce diversification in the Fund’s portfolio as a whole, have taken place. The Portfolio Funds will trade independently of one another and may at times hold economically offsetting positions. In addition, Portfolio Funds that invest in a particular sector may be subjected to differing or increased risks relating to such sector.

The Sub-Adviser expects to communicate on a periodic basis with each of its Portfolio Fund Managers in an effort to understand, among other things, the significant exposures in each Portfolio Fund Manager’s portfolio. While this does not necessarily render the risks described above to be insignificant, the Sub-Adviser believes that this active engagement with Portfolio Fund Managers will help serve to minimize the risks described above when compared to certain other more passively managed funds-of-funds.

Concentration by Portfolio Fund Managers.    The Portfolio Fund Managers are not required to follow any specific concentration restrictions and may at times (individually or collectively) accumulate substantial positions in one or more securities, thereby exposing the Fund to the possibility of substantial losses.

Portfolio Fund Risk.    The Portfolio Funds are generally not registered under the 1940 Act. Accordingly, Portfolio Funds are not subject to the restrictions and protections that are afforded by the 1940 Act, including limitations on the amounts of fees that investors can be charged, asset coverage requirements and reporting requirements. As a result, Portfolio Fund Managers may be able to use investment strategies and techniques that are not generally permissible for investment companies registered under the 1940 Act.

Availability of Portfolio Funds.    A number of the Portfolio Funds in which the Fund may seek to invest may significantly limit investor access to such Portfolio Funds due to investor demand exceeding Portfolio Fund size or capacity or for other reasons. There can be no assurance that the Fund will be permitted to invest, or to invest as much as it desires, in each Portfolio Fund in which it may seek to invest, and any such failure to gain admittance to, or to be permitted to invest as much as it desires in, one or more such Portfolio Funds could adversely affect the investment performance of the Fund.

Limited Operating History.    Certain of the Portfolio Funds in which the Fund invests may have limited or no operating histories. In such cases, the Sub-Adviser may evaluate among other things the past investment performance of the Portfolio Fund Managers of such Portfolio Funds. However, past investment performance is not indicative of the future results of an investment in such a Portfolio Fund. The results of other investment funds or accounts managed by the Adviser, the Sub-Adviser or by Portfolio Fund Managers which have or have had an investment objective similar to or different from that of the Fund (or a Portfolio Fund in the case of Portfolio Fund Managers) are not indicative of the results that the Fund (or a Portfolio Fund) may achieve.

Use of Leverage.    The Fund does not intend to use borrowing for the purpose of investment leverage. However, the Fund may utilize borrowing for portfolio management and other purposes. The Fund will be required to pledge assets when borrowing, which, in the event of an uncured default, could affect the Fund’s operations, including preventing the Fund from conducting a repurchase of its Shares. In addition, the terms of any borrowing arrangement may impose certain investment restrictions on the Fund. The Portfolio Funds may use leverage by purchasing instruments with the use of borrowed funds, selling securities short, trading options or futures contracts, using total return swaps or repurchase agreements and/or other means, which would increase any loss incurred. The more leverage is employed, the more likely a substantial change will occur, either up or down, in the value of the instrument. Because of the relatively small intrinsic profits in “hedge” positions or in “arbitrage” positions, some Portfolio Funds may use leverage to acquire extremely large positions in an effort to meet their rate of return objectives. Consequently, they may be subject to major losses in the event that market disruptions destroy the hedged nature of such positions. Such losses would negatively impact the Fund’s performance. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by Portfolio Funds are not subject to this requirement. See “Principal Risk Factors Relating to Types of Investments and Related Risks.”

Arbitrage Strategies.    The use of arbitrage strategies by Portfolio Fund Managers in no respect should be taken to imply that the use of such strategies is without risk. Substantial losses may be recognized on “arbitrage” positions, and illiquidity and default on one side of a position may effectively result in the position being transformed into an outright speculation. Every arbitrage strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock of the same underlying firm. Many such managers pursuing arbitrage strategies employ limited directional strategies which expose such managers to market risk.

Equity Securities Investing.    The Portfolio Fund Managers’ investments in equity securities may involve substantial risks and may be subject to wide and sudden fluctuations in market value, with resulting fluctuations in the Fund’s profits and losses in such investments. Changes in the financial condition of a single issuer can impact the market as a whole. The financial condition of a Portfolio Fund investment could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors.

Further, the hedged approach utilized by certain Portfolio Fund Managers could cause the Fund’s performance to lag behind market indices in the event of sharply rising markets. Utilizing Portfolio Fund Managers that employ hedged strategies entails the risk that, while most managers are skilled in the selection of long investments, some may not fully understand the complexity and risks of short sales. In addition, many hedged equity funds are very small businesses, which makes monitoring their growth and soundness particularly important.

Portfolio Fund Managers that focus upon particular market sectors may select investments that are subject to more rapid changes in value than would be the case with investments that are diversified among industries, companies and types of securities.

Although certain Portfolio Fund Managers will hedge their market exposure, such hedging may provide little or no protection against significant losses. Moreover, certain Portfolio Fund Managers may implement purely speculative strategies.

Credit Strategies.    Certain of the Portfolio Funds may invest in the credit markets, attempting to take advantage of undervalued securities as well as relative mispricings. The identification of attractive investment opportunities in disrupted credit markets is difficult and involves a significant degree of uncertainty. The credit markets are, in general, highly susceptible to interest-rate movements, government interference, economic news, and investor sentiment. There was significant volatility in the credit markets during the recent credit crisis.

During periods of “credit squeezes” or “flights to quality,” the market for credit instruments other than U.S. Treasury bills can become substantially reduced. This poses a particular risk that leveraged credit instrument positions held by Portfolio Funds that pursue credit related investment strategies may need to be sold at discounts to fair value in order to meet margin calls. Particularly in the case of strategies that leverage positions in less liquid instruments, if a Portfolio Fund implementing such strategies is forced to sell positions at a discount, such Portfolio Fund’s dealers may reduce the value of such Portfolio Fund’s outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. In addition to the risk of discounted sales of assets made to meet margin calls causing a reduction in the dealer values of similar assets held by a Portfolio Fund and further margin calls, there is the risk that the need to meet margin calls may lead to material reductions in a Portfolio Fund’s holdings. Similarly, “funds of funds” may have to redeem from the more liquid strategies in order to fund their own redemptions, materially adversely affecting the performance of such strategies. Selling liquid assets to fund margin calls on illiquid assets increases the illiquidity of a Portfolio Fund’s overall portfolio, potentially materially increasing the risk of major, if not total, losses. The availability of leverage, both to Portfolio Funds and to funds investing in Portfolio Funds, was materially reduced during the market disruptions of 2008-2009, and its availability continues to be restricted. This trend may continue. In addition, the general availability of leverage may be limited by regulation. An ongoing reduction and/or increase in the cost of leverage could materially diminish the profit potential of many of the strategies and/or sub-strategies in which the Fund invests.

At the same time, the dealers may correspondingly reduce the value of outstanding positions, resulting in additional margin calls as loan to value triggers are hit under prime brokerage and swap agreements. During the recent financial market crisis, the market for credit instruments has been so illiquid that a number of private investment funds have had to sell otherwise highly desirable investments in other asset classes in order to meet margin calls on their credit positions.

Bank Loans.    The Portfolio Funds may invest in loans and loan participations originated by banks and other financial institutions. These investments may include highly-leveraged loans to borrowers with below investment grade credit ratings. Such loans are typically private corporate loans that are negotiated by one or more commercial banks or financial institutions and syndicated among a group of commercial banks and financial institutions. In order to induce the lenders to extend credit and to offer a favorable interest rate, the borrower often provides the lenders with extensive information about its business that is not generally available to the public. To the extent that a Portfolio Fund obtains such information and it is material and nonpublic, such Portfolio Fund will be unable to trade in the securities of the borrower until the information is disclosed to the public or otherwise ceases to be material, nonpublic information.

The Portfolio Funds may invest directly or through participations in loans with revolving credit features or other commitments or guarantees to lend funds in the future. A failure by a Portfolio Fund to advance requested funds to a borrower could result in claims against such Portfolio Fund and in possible assertions of offsets against amounts previously loaned.

The Portfolio Funds may acquire interests in bank loans and other debt obligations either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. A participation interest in a portion of a debt obligation typically results in a contractual relationship with only the institution acting as a lender under the credit agreement, not with the borrower. As a holder of a participation interest, a Portfolio Fund generally will have no right to exercise the rights of the lender under the credit agreement, including the right to enforce compliance by the borrower with the terms of the loan agreement and to approve amendments or waivers of terms, nor will such Portfolio Fund have any rights of set-off against the borrower, and such Portfolio Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, such Portfolio Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Small Cap Investing.    Certain Portfolio Fund Managers may focus on micro-cap and small-cap companies. While these smaller companies may have significant potential for growth, they may also be higher risk investments. Small, start-up companies often lack the ability to diversify, a wide customer base, extensive manufacturing capability or experience and access to capital markets, which factors may severely limit their ability to grow. Hence, the business risk associated with investing in these companies is considerable. Any convertible debentures issued by small companies are likely to be lower-rated or non-rated securities, which generally involve more credit risk than debentures in the higher rating categories and generally include some speculative characteristics, including uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely principal payments. Moreover, since smaller companies often are under-followed by large investment houses, whose research is relied upon by many traditional asset managers, small cap stocks typically are not traded by institutional investors and thus involve a relative lack of liquidity.

Emerging Market Investing.    The Fund may invest in Portfolio Funds that invest assets in securities in emerging markets. An emerging market country generally refers to a country not considered to be a developed market country, taking into account factors such as the country’s political and economic stability, and the development of its financial and capital markets; however, the Portfolio Funds may have specific and/or differing definitions for the term “emerging market.” The value of emerging market investments may be drastically affected by political developments in the country of issuance. In addition, the existing governments in the relevant countries could take actions that could have a negative impact on the Portfolio Fund, including nationalization, expropriation, imposition of confiscatory taxation or regulation or imposition of withholding taxes on interest payments or other gains.

The economies of many of the emerging market countries are still in the early stages of modern development and are subject to abrupt and unexpected change. In many cases, governments retain a high degree of direct control over the economy and may take actions having sudden and widespread effects. Also, many emerging market country economies have a high dependence on a small group of markets or even a single market.

Emerging market countries tend to have periods of high inflation and high interest rates as well as substantial volatility in interest rates. The value of emerging market debt can be expected to be extremely sensitive to changes in interest rates worldwide and, in particular, in the country of the relevant issuer.

Emerging market debt issuers and their obligations are not generally rated by any credit rating agency, and a significant proportion of such issuers and obligations would likely fall in the lowest rating category if they were rated.

In certain cases, the structures used to make trades in emerging market securities may be complex, entail significant counterparty exposure and/or involve legal uncertainty under local law.

Corporate Debt Obligations.    The Fund may invest into Portfolio Funds that invest in corporate debt obligations, including commercial paper. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (i.e., credit risk). The Portfolio Fund Managers may actively expose the Portfolio Funds to credit risk. However, there can be no guarantee that the Portfolio Fund Managers will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on the Portfolio Funds and consequently, the Fund.

Short Sales of Securities.    Portfolio Fund Managers utilized by the Fund may engage in selling securities short. Selling securities short involves selling securities that a Portfolio Fund does not own. In order to make delivery to the purchaser of such securities, the Portfolio Fund may borrow securities from a third-party lender. The Portfolio Fund subsequently must return the borrowed securities to the lender by delivering to the lender securities the Portfolio Fund purchases in the open market. The Portfolio Fund must generally pledge cash or other securities with the lender equal to or greater than the market price of the borrowed securities. This deposit will be increased or decreased in accordance with changes in the market price of the borrowed securities. Accordingly, a Portfolio Fund could, in theory, be exposed to an unlimited loss in the event of an unlimited increase in the market price of a borrowed security. Purchasing securities to close out the short position can itself cause the price of the securities to rise, thereby limiting profits or exacerbating losses. Another risk is that the short seller may be forced to unwind a short sale at a disadvantageous time for any number of reasons. For example, although a short seller may attempt to mitigate losses by replacing the securities sold short before the market price has increased significantly, under adverse market conditions the short seller might have to sell portfolio securities that the short seller otherwise would have retained in order to raise the capital necessary to replace the securities sold short. In addition, a lender may call back a security at a time when the market for such security is illiquid or additional securities are not available to borrow, forcing the short seller to cover the short sale, by repurchasing the underlying security, at a price that results in a significant loss.

During the recent severe market disruptions, the SEC and other securities regulators in a number of countries imposed bans on the short-selling of financial sector securities. These limitations typically were imposed on an “emergency” basis, making it impossible for numerous market participants to initiate new net short strategies in those securities. Short selling constitutes an integral component of a number of the Portfolio Fund Managers’ strategies, and a variety of the Portfolio Funds that engage in short selling may suffer material losses over a very short period of time as a direct consequence of these regulatory actions. Any continued or additional regulatory limitations could materially adversely affect the Portfolio Fund Managers’ ability to implement their strategies.

Structured Investments.    The Fund may invest with Portfolio Fund Managers through structured notes linked to the performance of a pooled entity managed by a Portfolio Fund Manager or through a swap or other contract paying a return equal to the total return of the pooled entity managed by a Portfolio Fund Manager. These types of structured investments involve many of the same risks as direct investments in the Portfolio Fund Managers’ pooled entities. Moreover, structured investments expose the Fund to the risks associated with derivatives markets, including the risk of counterparty default and liquidity risks.

Replacement of Portfolio Funds.    The Fund is not restricted in investing in or redeeming from Portfolio Funds. Although not anticipated, the Fund’s investment policies might result in substantial Portfolio Fund turnover. Fund investments with a particular Portfolio Fund may be redeemed for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of a continued position with such Portfolio Fund. Replacement of Portfolio Funds may involve greater fees, which will be borne directly by the Fund.

Derivatives in General.    The Portfolio Funds may use a variety of derivative instruments in implementing their investment strategies, such as convertible securities, options, futures, forwards and interest rate, credit default, total return and equity swaps. The use of derivative instruments involves a variety of material risks, including the extremely high degree of leverage sometimes embedded in such instruments. The derivatives markets are frequently characterized by limited liquidity, which can make it difficult as well as costly to close out open positions in order either to realize gains or to limit losses. The pricing relationships between derivatives and the instruments underlying such derivatives may not correlate with historical patterns, resulting in unexpected losses.

Use of derivatives and other techniques such as short sales for hedging purposes involves certain additional risks, including (i) dependence on the ability to predict movements in the price of the securities hedged; (ii) imperfect correlation between movements in the securities on which the derivative is based and movements in the assets of the underlying portfolio; and (iii) possible impediments to effective portfolio management or the ability to meet short term obligations because of the percentage of a portfolio’s assets segregated to cover its obligations. In addition, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.

If the counterparty to a derivative defaults, a Portfolio Fund’s risk of loss consists of the net amount of payments that the Portfolio Fund contractually is entitled to receive and any cash used as collateral. If a derivative contract calls for payments by the Portfolio Fund, it must be prepared to make such payments when due. In addition, if counterparty’s creditworthiness declined, the value of a derivative contract would be likely to decline, potentially resulting in losses to the Portfolio Fund.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. Effective August 19, 2022, Rule 18f-4 (the “Derivatives Rule”) under the 1940 Act, replaced the asset segregation framework previously used by registered funds to comply with limitations on leverage imposed by the 1940 Act. For registered funds using a significant amount of derivatives, the Derivatives Rule mandates a registered fund adopt and/or implement: (i) value-at-risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program administered by a derivatives risk manager appointed by the board; (iii) new board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for registered funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions, if the fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risk. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. For the year ended March 31, 2026, the Fund had no direct commitments to purchase or sell securities, financial instruments, or commodities relating to derivative financial instruments.

Swaps and Other Derivatives.    The Portfolio Funds may enter into swaps, forward contracts, and similar derivative transactions involving or relating to interest rates, credit risks, non-U.S. currencies, commodities, securities, investment fund interests, indices, prices or other items. A swap transaction is an individually negotiated, non-standardized agreement between two parties to exchange cash flows (and sometimes principal amounts) measured by different interest rates, commodity prices, exchange rates, indices or prices, with payments generally calculated by reference to a principal (“notional”) amount or quantity. Most swap contracts and similar derivative contracts are not currently traded on exchanges; rather, banks and dealers act as principals in these markets. As a result, the Portfolio Funds are subject to the risk of the inability or refusal to perform with respect to such contracts on the part of the counterparties with which the Portfolio Funds trade. Participants in the over-the-counter (“OTC”) swap markets are not required to make continuous markets in the swap contracts they trade. The market for swaps and other OTC derivatives was largely unregulated prior to the enactment of federal legislation known as the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Regulations enacted by the CFTC under the Dodd-Frank Act require the Portfolio Funds to clear certain types of swap contracts (including certain interest rate and credit default swaps) through a central clearinghouse known as a derivatives clearing organization (DCO). To clear a swap through a DCO, the Portfolio Funds will submit the contract to, and post margin with brokers known as “future commission merchants” (“FCMs”) that is a clearinghouse member. The Portfolio Funds may enter into the swap with a counterparty other than the FCM and arrange for the contract to be transferred to the FCM for clearing or enter into the contract with the FCM itself. If the Portfolio Funds must centrally clear a transaction, the CFTC’s regulations also generally require that the swap be executed on a registered exchange (either a designated contract market (DCM) or swap execution facility (SEF)). Central clearing is presently required only for certain swaps; the CFTC is expected to impose a mandatory central clearing requirement for additional derivative instruments over time.

DCOs, DCMs, SEFs and FCMs are all subject to regulatory oversight by the CFTC. In addition, certain derivative market participants that act as market makers and engage in a significant amount of “dealing” activity are also required to register as swap dealers with the CFTC. Among other things, swap dealers are subject to minimum capital requirements and business conduct standards and must also post and collect initial and variation margin on uncleared swaps with certain of their counterparties. Because of this, if a Portfolio Fund enters into uncleared swaps with any swap dealers, it may be subject to initial and variation margin requirements that could impact such Portfolio Fund’s ability to enter into swaps in the OTC market, including making transacting in uncleared swaps significantly more expensive.

At this point in time, most of the Dodd-Frank Act has been fully implemented, though a small number of remaining rulemakings are unfinished or are subject to phase-in periods. Any future regulatory or legislative activity would not necessarily have a direct, immediate effect upon the Fund or its Portfolio Funds, though it is within the realm of possibility that, upon implementation of these measures or any future measures, they could potentially limit or completely restrict the ability of the Fund or its Portfolio Funds to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective.

The Dodd-Frank Act significantly expanded the CFTC’s authority to impose position limits with respect to futures contracts, options on futures contracts, swaps that are economically equivalent to futures or options on futures, swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In October 2020, the CFTC adopted a position limits rule (the “Position Limits Rule”). Among other changes, the Position Limits Rule: (i) creates higher federal position limits for the nine legacy agricultural contracts, (ii) mandates sixteen (16) non-legacy contracts and associated referenced contracts (including economically equivalent swaps) to become subject to federal position limits and (iii) requires Exchanges to share additional trading data with the CFTC. The CFTC also adopted position limits on certain physical commodity swaps. As a result of the Position Limit Rule, the size or duration of positions available to a Portfolio Fund may be further limited, such that the Portfolio Fund could be required to liquidate positions or constrain the implementation of trading instructions.

The CFTC and the U.S. futures exchanges’ rules require “aggregation” of positions across multiple accounts for which a person directly or indirectly controls trading or holds a 10% or greater ownership interest, as well as the positions of any other entity with whom the person trades pursuant to an express or implied agreement. Aggregation is not done on a pro rata basis, meaning that if a Portfolio Fund Manager controls or holds a 10% or greater interest in another entity or account, such Portfolio Fund Manager and its Portfolio Fund may be required to count 100% of that entity’s futures positions in determining their own compliance with speculative position limits. A Portfolio Fund could be required to liquidate positions it holds in order to comply with position limits or may not be able to fully implement trading instructions generated by its trading models, in order to comply with position limits. Any such liquidation or limited implementation could result in substantial costs to the Portfolio Fund.

All trading accounts owned or managed by a Portfolio Fund Manager and its principals are combined for the purposes of applying the speculative position limits established by the CFTC and the Exchanges. With respect to trading in financial instruments subject to position limits, the Portfolio Fund Manager may reduce the size of the positions that would otherwise be taken in such financial instruments and may not trade certain financial instruments in order to avoid exceeding such limits. Such modification, if required, could adversely affect the operations and profitability of the Portfolio Funds. In the event that a Portfolio Fund Manager is required to modify positions as a result of reaching speculative position limits, such liquidation would be done on a pro rata basis across all accounts involved (including the applicable Portfolio Fund, if applicable).

In addition, regulations adopted by the prudential regulators require banks to include terms in their trading documents that delay or restrict termination and other rights in the event that the bank or its affiliates become subject to certain resolution or insolvency proceedings. The regulations could limit a Portfolio Fund’s ability to exercise a range of cross-default rights if its counterparty, or an affiliate of the counterparty, is subject to bankruptcy or similar proceedings.

OTC Transactions.    The Dodd Frank Act includes provisions that comprehensively regulate the OTC derivatives markets for the first time. The Dodd Frank Act requires and related regulatory developments have imposed several requirements on OTC swaps markets participants, including new registration and business conduct requirements on dealers that enter into swaps with certain clients, and the imposition of central clearing on certain swaps, swap options, and certain foreign exchange instruments including non-deliverable foreign exchange forwards. As of the date of this Prospectus, central clearing is presently required only for certain interest rate and credit default swaps and the Dodd-Frank Act may ultimately require the clearing of many additional types of OTC derivative instruments that the CFTC and SEC recently defined as “swaps” including non-deliverable foreign exchange forwards, OTC foreign exchange options and swaptions. Mandatory exchange-trading and clearing will take place on a phased-in basis based on type of market participant and CFTC approval of contracts for central clearing. In addition, derivatives will be subject to margin requirements and swap dealers will potentially be required to collect margin from the Fund or Portfolio Funds with respect to such derivatives, which may result in the Fund or such Portfolio Funds being subject to margin calls or increased collateral requirements from counterparties. These developments could cause the Fund or a Portfolio Fund to terminate new or existing swap agreements, realize amounts to be received under such instruments at an inopportune time, or increase the costs associated with trading derivatives. Such developments may also make it more difficult and costly for investment funds, including the Fund and the Portfolio Funds, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Portfolio Funds might otherwise engage impossible or so costly that they will no longer be economical to implement.

Swaps that must be submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as SEC- or CFTC-mandated margin requirements. Although the Dodd Frank Act includes limited exemptions from the clearing and margin requirements for so-called “end-users,” Portfolio Funds may not rely on such exemptions. Counterparties to cleared swaps will be required to post margin to the clearinghouses through which they clear their customers’ trades instead of using such margin in their operations, as they currently are allowed to do. This is expected to further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks.

Although the Dodd Frank Act will require many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearinghouse, certain of the derivatives that may be traded by the Portfolio Funds may remain principal-to-principal or OTC contracts between the Portfolio Funds and third-parties entered into privately. The risk of counterparty nonperformance can be significant in the case of these OTC instruments, and “bid-ask” spreads may be unusually wide in these heretofore substantially unregulated markets. While the Dodd Frank Act is intended in part to reduce these risks, its success in this respect may not be evident for some time after the Dodd Frank Act is fully implemented. To the extent not mitigated by implementation of the Dodd Frank Act, if at all, the risks posed by such instruments and techniques, which can be extremely complex and may involve leveraging of the Portfolio Funds’ assets, include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable, and the insolvency or bankruptcy of a counterparty could preempt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) system risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

Options.    Trading options is highly speculative and may entail risks that are greater than investing in other securities. Prices of options are generally more volatile than prices of other securities. In trading options, the Portfolio Funds speculate on market fluctuations of securities and securities exchange indices while investing only a small percentage of the value of the securities underlying such option. A change in the market price of the underlying securities or underlying market index will cause a much greater change in the price of the option contract. In addition, to the extent that a Portfolio Fund purchases options that it does not sell or exercise, the Portfolio Fund will suffer the loss of the premium paid in such purchase. To the extent a Portfolio Fund sells options and must deliver the underlying securities at the option price, the Portfolio Fund has a theoretically unlimited risk of loss if the price of such underlying securities increases. If the Portfolio Fund must buy those underlying securities, the Portfolio Fund risks the loss of the difference between the market price of the underlying securities and the option price. Any gain or loss derived from the sale or exercise of an option will be reduced or increased, respectively, by the amount of the premium paid. The expenses of option investing include commissions payable on the purchase and on the exercise or sale of an option.

A Portfolio Fund Manager may cause a Portfolio Fund to buy or sell OTC options-options on securities that are not traded on a securities exchange and are not issued or cleared by an internationally recognized clearing corporation. The risk of nonperformance by the obligor on such an option may be greater, and the ease with which the Portfolio Fund Manager can dispose of such an option may be less, than in the case of an exchange traded option issued by an internationally recognized clearing corporation.

Risk of Additional Regulation of Derivatives.    It is possible that additional government regulation of various types of derivative instruments, including futures, options on futures and swap agreements, may limit or prevent a Portfolio Fund from using such instruments as part of its investment strategy, which could negatively impact such a Portfolio Fund’s limits or restrictions applicable to the counterparties with which a Portfolio Fund engages in derivative transactions also could prevent the Portfolio Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

Hedging.    Hedging techniques involve one or more of the following risks: (i) imperfect correlation between the performance and value of the instrument and the value of the Portfolio Fund securities or other objective of the Portfolio Fund Manager; (ii) possible lack of a secondary market for closing out a position in such instrument; (iii) losses resulting from interest rate, spread or other market movements not anticipated by the Portfolio Fund Manager; (iv) the possible obligation to meet additional margin or other payment requirements, all of which could worsen the Portfolio Fund’s position; and (v) default or refusal to perform on the part of the counterparty with which the Portfolio Fund trades. Furthermore, to the extent that any hedging strategy involves the use of OTC derivatives transactions, such a strategy would be affected by implementation of the various regulations adopted pursuant to the Dodd Frank Act.

The Portfolio Fund Managers will not, in general, attempt to hedge all market or other risks inherent in the Portfolio Funds’ positions, and hedge certain risks, if at all, only partially. Specifically, the Portfolio Fund Managers may choose not, or may determine that it is economically unattractive, to hedge certain risks — either in respect of particular positions or in respect of the Portfolio Funds’ overall portfolios. The Portfolio Funds’ portfolio composition will commonly result in various directional market risks remaining unhedged. The Portfolio Fund Manager may rely on diversification to control such risks to the extent that the Portfolio Fund Manager believes it is desirable to do so; however, the Portfolio Funds may not be subject to formal diversification policies.

The ability of the Portfolio Funds to hedge successfully will depend on the ability of the Portfolio Fund Managers to predict pertinent market movements, which cannot be assured. The Portfolio Fund Managers are not required to hedge and there can be no assurance that hedging transactions will be available or, even if undertaken, will be effective. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in non-U.S. currencies because the value of those securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. Moreover, it should be noted that the portfolio will always be exposed to certain risks that cannot be hedged, such as counterparty credit risk. Furthermore, by hedging a particular position, any potential gain from an increase in the value of such position may be limited.

The Fund may invest in one or more Portfolio Funds that attempts to provide downside protection to the Fund in the event of significant equity or other market declines. Additionally, the Fund may make direct investments in a similar attempt to provide downside protection to the Fund. While the Fund may make these investments to seek to reduce risk, such transactions may not be fully effective in mitigating risk in all market environments or against all types of risk (including unidentified and unanticipated risk), thereby resulting in losses to the Fund. In addition, such hedging investments may result in a poorer overall performance for the Fund than if the Fund had not engaged in any such hedging investments. Moreover, the Sub-Adviser may determine not to hedge against, or may not anticipate, certain risks, and the Fund’s portfolio will always be exposed to certain risks that cannot be hedged or can only be hedged partially or imperfectly.

Currency Exchange Exposure and Currency Hedging.    Because the Portfolio Funds may invest in non-U.S. securities that are denominated or quoted in non-U.S. currencies, whereas the functional currency of the Portfolio Funds may be denominated in U.S. dollars, performance may be significantly affected, either positively or negatively, by fluctuations in the relative currency exchange rates and by exchange control regulations. To the extent the Portfolio Funds seek to hedge their currency exposure, it may not always be practicable to do so. Moreover, hedging may not alleviate all currency risks. Furthermore, the Portfolio Funds may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell currency to the Portfolio Funds at one rate, while offering a lesser rate of exchange should the Portfolio Funds desire immediately to resell that currency to the dealer. The Portfolio Funds may conduct their currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market, or through entering into a number of different types of hedging transactions including, without limitation, forward, futures or commodity options contracts to purchase or sell currencies, and entering into foreign currency borrowings.

To the extent the Portfolio Funds enter into currency forward contracts (agreements to exchange one currency for another at a future date), these contracts involve a risk of loss if some Portfolio Funds fail to predict accurately the direction of currency exchange rates. In addition, forward contracts are not guaranteed by an exchange or clearinghouse. Therefore, a default by the forward contract counterparty may result in a loss to such Portfolio Fund and, consequently, the Fund for the value of unrealized profits on the contract or for the difference between the value of its commitments, if any, for purchase or sale at the current currency exchange rate and the value of those commitments at the forward contract exchange rate. Furthermore, while the markets for currency forward contracts are not currently regulated, certain similar currency-related derivative transactions, including non-deliverable forwards and currency swaps are subject to regulation under the Dodd Frank Act, a development which may entail increased costs and result in burdensome reporting requirements, especially if these transactions are subjected to mandatory clearing.

There can be no guarantee that instruments suitable for hedging currency shifts will be available at the time a Portfolio Fund Manager wishes to use them or will be able to be liquidated when a Portfolio Fund Manager wishes to do so. In addition, the Portfolio Fund Managers may choose not to enter into hedging transactions with respect to some or all of its positions that are exposed to currency exchange risk.

Credit Default Swaps.    The Portfolio Funds may enter into credit derivative contracts. The typical credit default swap contract requires the seller to pay to the buyer, in the event that a particular reference entity experiences specified credit events, the difference between the notional amount of the contract and the value of a portfolio of securities issued by the reference entity that the buyer delivers to the seller. In return, the buyer agrees to make periodic and/or upfront payments equal to a fixed percentage of the notional amount of the contract. The Portfolio Funds may also purchase or sell credit default swaps on a basket of reference entities or an index. In circumstances in which the Portfolio Funds do not own the debt securities that are deliverable under a credit default swap, the Portfolio Funds will be exposed to the risk that deliverable securities will not be available in the market, or will be available only at unfavorable prices, as would be the case in a so-called “short squeeze.” In certain instances of issuer defaults or restructurings, it has been unclear under the standard industry documentation for credit default swaps whether or not a “credit event” triggering the seller’s payment obligation had occurred. In either of these cases, the Portfolio Funds would not be able to realize the full value of the credit default swap upon a default by the reference entity. As a seller of credit default swaps, the Portfolio Funds may incur leveraged exposure to the credit of the reference entity and would be subject to many of the same risks they would incur if they were holding debt securities issued by the reference entity. However, the Portfolio Funds may not have any legal recourse against the reference entity and will not benefit from any collateral securing the reference entity’s debt obligations. In addition, the credit default swap buyer will have broad discretion to select which of the reference entity’s debt obligations to deliver to the Portfolio Funds following a credit event and will likely choose the obligations with the lowest market value in order to maximize the payment obligations of the Portfolio Funds. If there is a sharp increase in volume of credit derivatives trading in the market, settlement of such contracts may be delayed beyond the time frame originally anticipated by counterparties. Such delays may adversely impact the Portfolio Funds’ ability to otherwise productively deploy any capital that is committed with respect to such contracts.

Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as CDS. The Portfolio Funds’ return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Portfolio Fund’s net assets, the terms of the Portfolio Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Portfolio Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.

Futures Contracts.    Certain Portfolio Funds may trade commodity and other futures and options contracts. Futures prices can be highly volatile. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the investor. Futures exchanges limit fluctuations in futures contract prices during a single day. During a single trading day no trades may be executed at prices beyond the “daily limit.” Once the price of a futures contract for a particular underlying has increased or decreased by an amount equal to the daily limit, positions in the future can be neither taken nor liquidated unless managers are willing to effect trades at or within the limit.

Additionally, to the extent that a Portfolio Fund Manager trades for multiple accounts (including accounts proprietary to the Portfolio Fund Manager) or funds, the futures positions of all such accounts or funds will generally be required to be aggregated for purposes of determining compliance with position limits, position reporting and position “accountability” rules imposed by the CFTC or the various futures exchanges. Any such aggregation requirement could materially limit the futures positions the Portfolio Fund Manager may take for a Portfolio Fund.

Investment in Foreign Portfolio Funds, Portfolio Funds that are Offered in Foreign Jurisdictions and Foreign Securities.    The Fund will invest directly in Portfolio Funds organized in, located in or managed from countries other than the U.S. Investments in foreign funds, and investments by Portfolio Funds in foreign securities, may involve greater risk than investments in domestic funds and securities. Non-U.S. investments involve certain special risks, including (i) political or economic instability; (ii) the unpredictability of international trade patterns; (iii) the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; (iv) the imposition or modification of currency controls and fluctuations in currency exchange rates; (v) price volatility; (vi) the imposition of withholding taxes on dividends, interest and gains, some or all of which may not be reclaimable; and (vii) different bankruptcy laws and practice. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Certain non-U.S. securities markets may also be more susceptible to market manipulation concerns, limited reliable access to capital or may have a higher degree of a lack of liquidation. Additionally, issuers of non-U.S. securities may not be subject to the same degree of regulation as U.S. issuers. As compared to U.S. entities, non-U.S. entities generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Also, it may be more difficult to obtain and enforce legal judgments against non-U.S. entities than against U.S. entities. There are generally higher commission rates on non-U.S. portfolio transactions, transfer taxes, and higher custodian costs. Some of the non-U.S. risks are also applicable to funds that invest a material portion of their assets in securities of non-U.S. issuers traded in the United States.

In addition, a Portfolio Fund’s securities may be denominated, and its net asset value will then be calculated, in a different currency than U.S. dollars. However, the Shares of the Fund will be denominated in U.S. dollars. Hence, with respect to Portfolio Funds denominated in a currency other than the U.S. dollar, the Fund will be subject to the risk that the value of the U.S. dollar will decline versus the currency of such Portfolio Fund. The Fund will likely not offset that risk by entering into a currency hedge, but may do so in the Sub-Adviser’s discretion. If a currency hedge is implemented, there can be no assurance that the currency hedge will be successful at accomplishing this purpose or will not itself generate significant losses.

Exchange-Traded Funds.    The Portfolio Funds and the Fund may purchase and sell shares of ETFs, which are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or may be passively managed with a strategy of attempting to track a particular market index. A Portfolio Fund or the Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market or to hedge other investments. The risks of owning an ETF generally reflect the risks of owning the underlying securities an ETF holds and the market segment they are designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs also have management fees that increase their costs. As a shareholder of an ETF, the Fund would bear its pro rata portion of the ETF’s expenses, including advisory fees. Similarly, a Portfolio Fund investing in ETFs also would bear its pro rata portion of the ETF’s expenses, including advisory fees, which the Fund indirectly would bear by investing in the Portfolio Fund. These expenses would be in addition to the fees and other expenses that the Fund or Portfolio Fund bears directly in connection with its own operations.

Purchasing Securities in Initial Public Offerings.    Portfolio Funds may purchase securities of companies in initial public offerings or shortly after those offerings are complete. Special risks associated with these securities may include a limited number of shares available for trading, lack of a trading history, lack of investor knowledge of the issuer, and limited or no operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for a Portfolio Fund to buy or sell significant amounts of shares without an unfavorable effect on prevailing market prices. In addition, some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies, without revenues or operating income, or near-term prospects of achieving revenues or operating income.

Non-Diversified Status.    The Fund is a “non-diversified” investment company. This means that a greater percentage of the Fund’s assets may be invested in the securities of any one issuer. The Sub-Adviser will follow a general policy of seeking to invest the Fund’s capital broadly among multiple Portfolio Funds. As a consequence of a potential large investment in a particular Portfolio Fund, losses suffered by such a Portfolio Fund could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of Portfolio Funds. See “Special Tax Risks” for additional Fund diversification requirements.

Delay in Use of Proceeds.    Although the Fund currently intends to invest the proceeds of any sales of Shares as soon as practicable after the receipt of such proceeds, but, in no event, under normal circumstances, later than three months following receipt, such investment of proceeds may be delayed if suitable investments are unavailable at the time or for other reasons, including delays of the closing dates of Portfolio Funds to which the Fund has subscribed or plans to subscribe. As a result, the proceeds may be invested in cash, cash equivalents, high-quality debt instruments, or other securities pending their investment in Portfolio Funds. Such other investments may be less advantageous, and, as a result, the Fund may not achieve its investment objectives.

Special Tax Risks.    Special tax risks are associated with an investment in the Fund. The Fund has elected to be treated, has qualified, and intends to meet the requirements necessary to continue to qualify as a “regulated investment company” or “RIC” under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. If before the end of any quarter of its taxable year, the Fund believes that it may fail the asset diversification requirement, the Fund may seek to take certain actions to avert such a failure. The Fund may try to acquire additional interests in Portfolio Funds to come into compliance with the asset diversification test. However, the action frequently taken by RICs to avert such a failure, the disposition of non-diversified assets, may be difficult for the Fund to pursue because the Fund may redeem its interest in a Portfolio Fund only at certain times specified by the Portfolio Fund’s governing documents. While relevant provisions also afford the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from a Portfolio Fund referred to above may limit utilization of this cure period. If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s Shares and the amount of the Fund’s distributions. See “Taxes.”

Additional Tax Considerations; Distributions to Shareholders and Payment of Tax Liability.    The Fund will distribute substantially all of its net investment income and gains, if any, to Shareholders. These distributions generally will be taxable as ordinary income or capital gains to the Shareholders. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund will inform Shareholders of the amount and character of its distributions to Shareholders. See “Taxes” below for more information. If the Fund distributes in a calendar year less than an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the twelve-month period ending October 31 of such year, plus any income recognized that was not distributed in previous calendar years and on which the Fund paid no U.S. federal income tax, then the Fund will be subject to a nondeductible 4% excise tax with respect to the Fund’s undistributed amounts. In addition, the Fund invests in Portfolio Funds located outside the U.S. Such Portfolio Funds may be subject to withholding tax on their investments in other jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Portfolio Funds and thus on the Shareholders’ investment in the Fund. See “Taxes.”

Temporary Defensive Positions; Money Market and Other Liquid Investments.    The Fund and Portfolio Funds may invest, for defensive purposes or otherwise, some or all of their assets in fixed income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Sub-Adviser and the Portfolio Fund Managers, respectively, deem appropriate under the circumstances. Money market instruments are short-term fixed income obligations, which generally have remaining maturities of one year or less, and may include U.S. government securities, commercial paper, certificates of deposit, bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. The Fund may be prevented from achieving its objective during any period in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.

Additional Legislation or Regulation Risks.    At any time after the date of this Prospectus, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund itself is regulated. Neither the Adviser nor the Sub-Adviser can predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Limits of Risk Disclosures [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limits of Risk Disclosures

The above discussion covers key risks associated with the Fund and the Shares, but is not, nor is it intended to be, a complete enumeration or explanation of all risks possibly involved in an investment in the Fund. Prospective investors should read this entire Prospectus, Statement of Additional Information, and the Declaration of Trust and consult with their own advisors before deciding whether to invest in the Fund. An investment in the Fund should only be made by investors who understand the nature of the investment, do not require more than limited liquidity in the investment and can bear the economic risk of the investment.

In addition, as the Fund’s investment program develops over time, an investment in the Fund may be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus to disclose any material changes in the information provided herein.

Class A Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	3.00%	[2]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]	0.75%	[3]
Acquired Fund Fees and Expenses [Percent]	6.63%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.91%	[5]
Total Annual Expenses [Percent]	9.29%
Waivers and Reimbursements of Fees [Percent]	0.41%	[6]
Net Expense over Assets [Percent]	8.88%	[7]
Expense Example, Year 01	$ 114
Expense Example, Years 1 to 3	280
Expense Example, Years 1 to 5	432
Expense Example, Years 1 to 10	$ 759
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Outstanding Security, Title [Text Block]	Class A Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	346,055.39
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	3.00%	[2]
Management Fees [Percent]	1.00%
Distribution/Servicing Fees [Percent]		[3]
Acquired Fund Fees and Expenses [Percent]	6.63%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.91%	[5]
Total Annual Expenses [Percent]	8.54%
Waivers and Reimbursements of Fees [Percent]	0.41%	[6]
Net Expense over Assets [Percent]	8.13%	[7]
Expense Example, Year 01	$ 80
Expense Example, Years 1 to 3	240
Expense Example, Years 1 to 5	388
Expense Example, Years 1 to 10	$ 716
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Outstanding Security, Title [Text Block]	Class I Shares of Beneficial Interest
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	9,912,712,502

[1]	Any sales load will reduce the amount of an investor’s initial or subsequent investment in the Fund, and the impact on a particular investor’s investment returns would not be reflected in the returns of the Fund. The sales load may be waived in certain circumstances as described in this Prospectus or as otherwise approved by the Adviser.
[2]	If the interval between the date of purchase of Shares and the date in which Shares are repurchased is less than one year then such repurchase will be subject to a 3.00% early withdrawal fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early withdrawal fee, the Fund will repurchase those Shares held longest first.
[3]	In connection with Class A Shares of the Fund, the Fund pays a Distribution and Service Fee equal to 0.75% per annum of the aggregate value of the Fund’s Class A Shares outstanding, determined as of the last calendar day of each month (prior to any repurchases of Shares and prior to the Management Fee being calculated). The Distribution and Service Fee is payable quarterly. The Distributor may pay all or a portion of the Distribution and Service Fee to the broker-dealers that sell Shares of the Fund or provide investor services and/or administrative assistance to Shareholders. See “Distribution and Service Fee” below.
[4]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds. The “Acquired Fund (Portfolio Fund) Fees and Expenses” represent fees and expenses of the Portfolio Funds in which the Fund invested during the period ended March 31, 2026. Generally, fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 3% (annualized) of the average NAV of the Fund’s investment. In addition, Portfolio Fund Managers charge an incentive allocation or fee generally ranging from 15% to 35% of a Portfolio Fund’s net profits, although it is possible on occasion that such ranges may be higher for certain Portfolio Fund Managers. The Portfolio Funds held by the Fund will change, which will impact the calculation of the “Acquired Fund (Portfolio Fund) Fees and Expenses.”
[5]	“Other Expenses” include the Fund’s operating expenses, including professional fees, transfer agency fees, administration fees, custody fees, offering costs and other operating expenses. See “Management of the Fund — Administration, Transfer Agent, Custodian and Other Service Provider Fees”.
[6]	Up to and including August 13, 2027, the Adviser and the Sub-Adviser have contractually agreed to limit the total annualized operating expenses of the Fund (excluding any borrowing and investment-related costs and fees, taxes, extraordinary expenses and “Acquired Fund (Portfolio Fund) Fees and Expenses”) to 0.50% with respect to the Class I Shares and 1.25% with respect to the Class A Shares (due to the Distribution and Service Fee) (the “Expense Limitation Agreement”). Thereafter, the Expense Limitation Agreement may be renewed for successive one-year terms at the option of the Adviser and the Sub-Adviser. In addition, the Adviser and the Sub-Adviser are permitted to recover fees and expenses they have waived or borne pursuant to the Expense Limitation Agreement from the applicable class or classes of Shares (whether through reduction of the Management Fee or otherwise) in later periods to the extent that the Fund’s expenses with respect to the applicable class of Shares fall below the annual rate of 0.50% with respect to Class I Shares or 1.25% with respect to Class A Shares. Moreover, pursuant to certain prior expense limitation agreements (each, a “Prior Expense Limitation Agreement”), the Sub-Adviser is permitted to recover fees and expenses it has waived or borne pursuant to such Prior Expense Limitation

Agreement from the applicable class or classes of shares (whether through reduction of its fees or otherwise) to the extent that the Fund’s expenses with respect to the applicable class of shares fall below the annual rate set forth in such Prior Expense Limitation Agreement pursuant to which such fees and expenses were waived or borne; provided, however, that the Fund is not obligated to pay any such reimbursed fees or expenses more than three years after the date on which the fee or expense was borne by the Sub-Adviser. Any such recovery by the Adviser or the Sub-Adviser will not cause the Fund to exceed the annual limitation rate set forth above.

[7]	The “Total Annual Fund Operating Expenses After Expense Reimbursement” disclosed above will differ significantly from the Fund’s expense ratio (the ratio of expenses to average net assets) that will be included in the audited financial statements in the Fund’s annual report. The financial statements will depict the Fund’s expenses but will not include “Acquired Fund (Portfolio Fund) Fees and Expenses,” which is required to be included in the above table by the Securities and Exchange Commission (the “SEC”).